UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22796

Fidelity Merrimack Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2017

Item 1.    Reports to Stockholders

Fidelity® Corporate Bond ETF

Fidelity Limited Term Bond ETF

Fidelity Total Bond ETF

Annual Report

August 31, 2017

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

© 2017 FMR LLC. All Rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report	2

Market Recap

U.S. taxable investment-grade bonds rose slightly for the 12 months ending August 31, 2017, as yields increased markedly following the U.S. presidential election then moderated as the period progressed. The Bloomberg Barclays U.S. Aggregate Bond Index gained 0.49% for the year. Bond yields rose slightly early in the period, prior to the U.S. election, then surged in November and December, as many investors viewed then-President-elect Donald Trump’s economic agenda as stimulative and potentially inflationary. Yields also rode the Fed’s decision in December to raise policy interest rates. Longer-term bond yields declined slightly in the first half of 2017, even though the Fed raised rates in June 2017 for the third time in as many quarters, as it became clear that changes to tax, health care and fiscal policies would take time to develop and implement. Fairly cool inflation readings also held back yields late in the period. Within the Bloomberg Barclays index, investment-grade corporate bonds led all major market segments, up 2.13%, while U.S. Treasuries returned -0.95%. Securitized sectors advanced more modestly than corporates. Outside the index, riskier, non-core fixed-income segments led the broader market, while Treasury Inflation-Protected Securities (TIPS) rose 0.46%, according to Bloomberg Barclays.

3	Annual Report

Fidelity® Corporate Bond ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® Corporate Bond ETF, with comparisons over different time periods to the fund’s relevant benchmark. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/actively-managed-fixed-income-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended August 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Corporate Bond ETF – NAVA	2.43%	3.87%
Fidelity Corporate Bond ETF – Market PriceB	2.29%	3.68%
Bloomberg Barclays U.S. Credit Bond IndexA	1.90%	3.81%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® Corporate Bond ETF and the fund’s benchmark, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended September 30, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Corporate Bond ETF – NAVA	2.17%	3.66%
Fidelity Corporate Bond ETF – Market PriceB	1.75%	3.42%
Bloomberg Barclays U.S. Credit Bond IndexA	1.96%	3.62%

This information shows the returns of the fund and its index for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 6, 2014.

B	From From October 9, 2014, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

The fund’s expense ratio is 0.45%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Corporate Bond ETF – NAV on October 6, 2014, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Credit Bond Index performed over the same period.

Annual Report	4

Fidelity® Corporate Bond ETF

Management’s Discussion of Fund Performance

Comments from Co-Portfolio Managers David Prothro, Michael Plage, and Matthew Bennett:

For the year, the fund returned 2.43% on a net asset value basis and 2.29% on a market price basis, outpacing the 1.90% return of the benchmark Bloomberg Barclays U.S. Credit Bond Index. Security selection among banks, along with favorable overall positioning in the recovering energy sector, fueled the fund’s relative performance. Also within financials, beneficial positioning among life insurers and REITs (real estate investment trusts) provided a further boost. Underweighting various government-related categories also helped, as these areas of the market underperformed corporate credit; specifically, not holding U.S. government-agency securities or bonds issued by supranational entities in the benchmark proved additive. On the downside, a combined stake in cash and U.S. Treasuries, held for liquidity and duration-management purposes, dampened relative performance. Adverse positioning among communications companies within industrials also detracted. As the period progressed, we sought to capitalize on market strength while also decreasing credit risk by reducing exposure to lower-quality securities. By period end, the fund was more conservatively positioned than it was a year ago.

Note to shareholders: Matthew Bennett became Co-Portfolio Manager on October 1, 2016.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification as of August 31, 2017

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of August 31, 2017

*	Foreign investments - 18.4%

5	Annual Report

Fidelity® Limited Term Bond ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® Limited Term Bond ETF, with comparisons over different time periods to the fund’s relevant benchmarks. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/actively-managed-fixed-income-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended August 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Limited Term Bond ETF – NAVA	1.27%	2.01%
Fidelity Limited Term Bond ETF – Market PriceB	1.06%	1.88%
Bloomberg Barclays U.S. 1-5 Year Government/Credit Bond IndexA	0.93%	1.58%
Fidelity Limited Term Composite IndexSMA	1.53%	2.00%
Bloomberg Barclays U.S. 1-5 Year Credit Bond IndexA	1.80%	2.18%
Bloomberg Barclays U.S. 1-5 Year Government Bond IndexA	0.45%	1.26%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® Limited Term Bond ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended September 30, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Limited Term Bond ETF – NAVA	1.00%	1.90%
Fidelity Limited Term Bond ETF – Market PriceB	0.86%	1.78%
Bloomberg Barclays U.S. 1-5 Year Government/Credit Bond IndexA	0.51%	1.45%
Fidelity Limited Term Composite IndexSMA	1.22%	1.88%
Bloomberg Barclays U.S. 1-5 Year Credit Bond IndexA	1.54%	2.07%
Bloomberg Barclays U.S. 1-5 Year Government Bond IndexA	-0.06%	1.11%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 6, 2014.

B	From From October 9, 2014, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

The fund’s expense ratio is 0.45%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Limited Term Bond ETF – NAV on October 6, 2014, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. 1-5 Year Government/Credit Bond Index performed over the same period.

Annual Report	6

Fidelity® Limited Term Bond ETF

Management’s Discussion of Fund Performance

Comments from Portfolio Manager Rob Galusza:

I think we did fairly well for shareholders by keeping the fund positioned in sectors where we have high conviction. For the year, the fund gained about 1% on both a net asset value and market price basis, slightly trailing, net of fees, the 1.53% return of the Fidelity Limited Term Composite IndexSM. Spreads on corporate securities narrowed, driven in part by a strong technical backdrop. While the decline in spreads supported the performance of the corporate sector, it also made it more challenging to find attractive combinations of risk and return, particularly later in the period. In this environment, bond returns remained lackluster on an absolute basis, but the fund’s corporate holdings out-earned comparable-maturity Treasuries, which the fund underweighted. This positioning contributed to benchmark-relative performance. Within corporates, overweighting the bonds of financial institutions added value, while underweighting bonds in the basic industry segment detracted. Elsewhere, underweighting government-related agency securities and avoiding debt of foreign-government institutions contributed, while not holding the bonds of sovereign governments slightly hurt.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification as of August 31, 2017

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of August 31, 2017

*	Foreign investments - 19.6%

7	Annual Report

Fidelity® Total Bond ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® Total Bond ETF, with comparisons over different time periods to the fund’s relevant benchmarks. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/actively-managed-fixed-income-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended August 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Total Bond ETF – NAVA	1.99%	3.29%
Fidelity Total Bond ETF – Market PriceB	1.79%	3.12%
Bloomberg Barclays U.S. Aggregate Bond IndexA	0.49%	2.79%
Bloomberg Barclays U.S. Universal Bond IndexA	1.34%	3.16%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® Total Bond ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended September 30, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Total Bond ETF – NAVA	-1.92%	1.94%
Fidelity Total Bond ETF – Market PriceB	1.06%	2.92%
Bloomberg Barclays U.S. Aggregate Bond IndexA	0.07%	2.55%
Bloomberg Barclays U.S. Universal Bond IndexA	0.96%	2.95%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 6, 2014.

B	From From October 9, 2014, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

The fund’s expense ratio is 0.45%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Total Bond ETF – NAV on October 6, 2014, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report	8

Fidelity® Total Bond ETF

Management’s Discussion of Fund Performance

Comments from Co-Portfolio Manager Ford O’Neil:

For the fiscal year, the fund gained about 2% (on both a net asset value and market price basis), outpacing, net of fees, the benchmark Bloomberg Barclays U.S. Aggregate Bond Index. Versus the benchmark, an emphasis on bonds in credit-sensitive spread sectors provided the biggest boost, as they outpaced U.S. government bonds and agency mortgage-backed securities – more-conservative investments in which the fund was underweighted. Specifically, larger-than-benchmark exposure to high-yield bonds added value since they were among the U.S. bond market’s best performers. The fund enjoyed good results from investing in sovereign-debt holdings from Mexico and Brazil. Holding 10- and 30-year TIPS (Treasury Inflation-Protected Securities) and certain taxable municipal bonds also contributed, as did a small overweighting in commercial mortgage-backed securities. A significant overweighting in investment-grade credit further helped, led by selections among financials. Conversely, detractors included underweightings in certain industrial segments, namely technology and basic industry.

Note to shareholders:

On October 1, 2016, Michael Weaver and Celso Munoz joined Ford O’Neil, Michael Plage and Michael Foggin as Co-Portfolio Managers of the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification as of August 31, 2017

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of August 31, 2017

*	Foreign investments - 9.8%

9	Annual Report

Fidelity Corporate Bond ETF

Investments August 31, 2017

Showing Percentage of Net Assets

Nonconvertible Bonds – 88.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 9.4%
Hotels, Restaurants & Leisure – 0.9%
McDonald’s Corp.:
3.70% 1/30/26	$15,000	$15,790
4.875% 12/9/45	50,000	56,886
6.30% 3/1/38	200,000	264,966
Wyndham Worldwide Corp. 4.15% 4/1/24	212,000	216,016

		553,658

Household Durables – 2.5%
DR Horton, Inc. 4.00% 2/15/20	400,000	416,280
Reckitt Benckiser Treasury Services PLC 2.75% 6/26/24 (a)	900,000	903,824
Toll Brothers Finance Corp. 4.375% 4/15/23	255,000	265,200

		1,585,304

Internet & Direct Marketing Retail – 0.5%
Amazon.com, Inc.:
2.80% 8/22/24 (a)	113,000	114,410
4.80% 12/5/34	200,000	229,407

		343,817

Media – 5.5%
21st Century Fox America, Inc.:
3.00% 9/15/22	27,000	27,600
4.50% 2/15/21	57,000	61,271
Comcast Corp.:
3.125% 7/15/22	2,000,000	2,082,756
4.50% 1/15/43	306,000	325,458
TELUS Corp. 3.70% 9/15/27	500,000	514,899
Time Warner Cable, Inc.:
4.50% 9/15/42	100,000	92,338
5.875% 11/15/40	150,000	160,898
6.20% 3/15/40	221,000	260,767

		3,525,987

TOTAL CONSUMER DISCRETIONARY		6,008,766

CONSUMER STAPLES – 5.5%
Beverages – 2.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	300,000	305,643
3.65% 2/1/26	315,000	328,171
4.70% 2/1/36	207,000	229,483
4.90% 2/1/46	165,000	188,008
Constellation Brands, Inc. 3.75% 5/1/21	425,000	444,787

		1,496,092

Food & Staples Retailing – 0.4%
CVS Health Corp.:
1.90% 7/20/18	50,000	50,134
2.80% 7/20/20	50,000	51,074

	Principal Amount	Value
CVS Health Corp.: – continued
4.875% 7/20/35	$150,000	$167,911

		269,119

Food Products – 1.1%
Kraft Heinz Foods Co. 4.375% 6/1/46	100,000	97,576
McCormick & Co., Inc. 3.15% 8/15/24	317,000	322,779
Mondelez International Holdings
Netherlands BV 2.00% 10/28/21 (a)	216,000	211,901
The JM Smucker Co. 2.50% 3/15/20	47,000	47,598

		679,854

Tobacco – 1.7%
Altria Group, Inc. 2.85% 8/9/22	206,000	210,850
BAT International Finance PLC 3.95% 6/15/25 (a)	500,000	524,072
Reynolds American, Inc.:
4.45% 6/12/25	200,000	216,149
5.85% 8/15/45	100,000	120,861

		1,071,932

TOTAL CONSUMER STAPLES		3,516,997

CONSUMER, NON-CYCLICAL – 0.9%
Pharmaceuticals – 0.9%
Teva Pharmaceutical Finance Netherlands III BV:
1.40% 7/20/18	260,000	258,081
2.20% 7/21/21	307,000	292,161

TOTAL CONSUMER, NON-CYCLICAL		550,242

ENERGY – 11.5%
Energy Equipment & Services – 0.4%
TransCanada PipeLines Ltd. 4.625% 3/1/34	238,000	262,336

Oil, Gas & Consumable Fuels – 10.8%
Anadarko Finance Co. 7.50% 5/1/31	12,000	15,075
Anadarko Petroleum Corp.:
5.55% 3/15/26	200,000	223,252
6.60% 3/15/46	100,000	120,975
Apache Corp. 4.25% 1/15/44	125,000	116,098
Canadian Natural Resources Ltd.:
3.90% 2/1/25	172,000	176,397
4.95% 6/1/47	150,000	154,559
Cenovus Energy, Inc.:
3.00% 8/15/22	325,000	313,156
4.25% 4/15/27 (a)	250,000	241,320
5.20% 9/15/43	58,000	53,173
5.70% 10/15/19	50,000	52,555

See accompanying notes which are an integral part of the financial statements.

Annual Report	10

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
DCP Midstream Operating LP 3 month U.S. LIBOR + 3.850% 5.85% 5/21/43 (a)(b)(c)	$400,000	$371,000
Enable Midstream Partners LP 4.40% 3/15/27	250,000	254,574
Enbridge, Inc.:
4.25% 12/1/26	14,000	14,745
5.50% 12/1/46	130,000	149,111
Encana Corp. 3.90% 11/15/21	500,000	515,081
EnLink Midstream Partners LP 2.70% 4/1/19	255,000	255,351
Exxon Mobil Corp.:
3.043% 3/1/26	400,000	411,658
4.114% 3/1/46	130,000	139,132
Kinder Morgan Energy Partners LP 5.00% 10/1/21	238,000	257,601
Kinder Morgan, Inc. 3.05% 12/1/19	300,000	304,777
Marathon Petroleum Corp. 2.70% 12/14/18	340,000	342,959
Noble Energy, Inc. 5.05% 11/15/44	200,000	202,194
Petroleos Mexicanos:
5.50% 6/27/44	64,000	60,224
5.625% 1/23/46	165,000	155,141
6.50% 3/13/27 (a)	200,000	224,300
6.75% 9/21/47	127,000	136,538
6.875% 8/4/26	75,000	86,235
Schlumberger Holdings Corp. 3.625% 12/21/22 (a)	150,000	157,601
Shell International Finance BV:
3.25% 5/11/25	200,000	207,391
4.125% 5/11/35	200,000	213,283
Southwestern Energy Co. 6.70% 1/23/25	100,000	97,500
Spectra Energy Partners LP 3.375% 10/15/26	154,000	153,665
The Williams Companies., Inc. 5.75% 6/24/44	255,000	264,563
Williams Partners LP 3.35% 8/15/22	425,000	432,107

		6,873,291

Pipeline – 0.3%
Enterprise Products Operating LLC 4.85% 3/15/44	200,000	213,064

TOTAL ENERGY		7,348,691

FINANCIALS – 34.0%
Banks – 15.6%
Bank of America Corp.:
3 month U.S. LIBOR + 0.930% 2.816% 7/21/23 (b)(c)	325,000	325,636

	Principal Amount	Value
Bank of America Corp.: – continued
3 month U.S. LIBOR + 1.160% 3.124% 1/20/23 (b)(c)	$550,000	$561,752
3 month U.S. LIBOR + 1.512% 3.705% 4/24/28 (b)(c)	250,000	255,766
4.20% 8/26/24	255,000	268,551
4.25% 10/22/26	40,000	41,960
4.45% 3/3/26	50,000	53,159
5.75% 12/1/17	250,000	252,443
Bank of America N.A. 2.05% 12/7/18	250,000	251,234
Barclays PLC 3.684% 1/10/23	400,000	411,048
CIT Group, Inc. 3.875% 2/19/19	425,000	434,563
Citigroup, Inc.:
4.05% 7/30/22	400,000	421,469
4.40% 6/10/25	400,000	422,996
Citizens Financial Group, Inc. 4.35% 8/1/25	145,000	152,634
Compass Bank 2.875% 6/29/22	250,000	250,977
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26	250,000	268,739
Discover Bank 3.20% 8/9/21	256,000	262,712
Fifth Third Bancorp 8.25% 3/1/38	170,000	260,994
HSBC Holdings PLC:
2.95% 5/25/21	200,000	204,156
3 month U.S. LIBOR + 1.546% 4.041% 3/13/28 (b)(c)	500,000	526,150
Intesa Sanpaolo SpA 5.017% 6/26/24 (a)	500,000	511,747
JPMorgan Chase & Co.:
2.55% 10/29/20	450,000	456,588
4.125% 12/15/26	300,000	316,025
4.95% 6/1/45	200,000	227,660
PNC Bank N.A. 2.15% 4/29/21	300,000	300,841
Regions Bank 7.50% 5/15/18	250,000	259,661
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	100,000	105,483
6.00% 12/19/23	408,000	452,124
Synchrony Bank 3.00% 6/15/22	250,000	250,392
The Bank of Nova Scotia 4.50% 12/16/25	300,000	319,806
The Huntington National Bank 2.375% 3/10/20	250,000	252,344
UBS Group Funding Switzerland AG 3.491% 5/23/23 (a)	350,000	360,162
US Bancorp 3.10% 4/27/26	250,000	252,119
Wells Fargo & Co. 4.65% 11/4/44	200,000	212,829

		9,904,720

Capital Markets – 5.3%
Credit Suisse Group AG 3.574% 1/9/23 (a)	250,000	257,167

See accompanying notes which are an integral part of the financial statements.

11	Annual Report

Fidelity Corporate Bond ETF

Investments – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Capital Markets – continued
Goldman Sachs Group, Inc.:
2.625% 4/25/21	$288,000	$289,964
3.50% 11/16/26	190,000	191,442
3.75% 5/22/25 to 2/25/26	400,000	412,740
3.85% 7/8/24	255,000	267,127
Morgan Stanley:
2.50% 4/21/21	200,000	201,353
3.625% 1/20/27	200,000	204,442
4.875% 11/1/22	408,000	444,340
5.50% 7/28/21	260,000	289,903
S&P Global, Inc.:
3.30% 8/14/20	145,000	149,085
4.00% 6/15/25	162,000	172,024
State Street Corp. 3.10% 5/15/23	500,000	513,860

		3,393,447

Consumer Finance – 3.6%
Ally Financial, Inc. 4.75% 9/10/18	408,000	417,054
Capital One Financial Corp. 2.50% 5/12/20	250,000	252,261
Discover Financial Services 5.20% 4/27/22	391,000	428,193
Ford Motor Credit Co. LLC:
3.339% 3/28/22	300,000	305,791
5.875% 8/2/21	352,000	393,341
Hyundai Capital America 2.875% 8/9/18 (a)	250,000	252,081
Synchrony Financial 3.00% 8/15/19	255,000	258,696

		2,307,417

Diversified Financial Services – 4.9%
Aon PLC 4.75% 5/15/45	161,000	177,459
Dell International LLC / EMC Corp. 6.02% 6/15/26 (a)	150,000	167,450
Deutsche Bank AG 2.70% 7/13/20	450,000	452,784
E*TRADE Financial Corp.:
2.95% 8/24/22	350,000	351,768
3.80% 8/24/27	101,000	102,548
General Motors Financial Co., Inc. 3.10% 1/15/19	300,000	304,272
International Lease Finance Corp. 4.625% 4/15/21	400,000	427,076
Moody’s Corp.:
2.625% 1/15/23 (a)	370,000	370,884
2.75% 12/15/21	11,000	11,181
4.50% 9/1/22	408,000	443,183
UniCredit SpA 3.75% 4/12/22 (a)	300,000	308,109

		3,116,714

	Principal Amount	Value
Insurance – 4.6%
American International Group, Inc. 3.90% 4/1/26	$400,000	$417,986
Marsh & McLennan Companies, Inc. 4.05% 10/15/23	238,000	254,952
Massachusetts Mutual Life Insurance Co. 4.50% 4/15/65 (a)	61,000	63,781
Pacific LifeCorp. 5.125% 1/30/43 (a)	306,000	343,194
Prudential Financial, Inc. 3 month U.S. LIBOR + 3.031% 5.375% 5/15/45 (b)(c)	34,000	36,465
The Hartford Financial Services Group, Inc. 5.125% 4/15/22	374,000	417,766
Unum Group 4.00% 3/15/24	685,000	723,524
Voya Financial, Inc.:
3.125% 7/15/24	34,000	33,914
3.65% 6/15/26	250,000	253,762
5.70% 7/15/43	64,000	75,938
Willis North America, Inc. 3.60% 5/15/24	320,000	329,454

		2,950,736

TOTAL FINANCIALS		21,673,034

HEALTH CARE – 4.8%
Health Care Equipment & Supplies – 2.2%
Abbott Laboratories 3.75% 11/30/26	400,000	414,148
Becton Dickinson & Co.:
2.404% 6/5/20	280,000	281,509
2.894% 6/6/22	278,000	279,230
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	450,000	447,661

		1,422,548

Health Care Providers & Services – 1.6%
Aetna, Inc. 2.80% 6/15/23	80,000	81,140
Anthem, Inc. 3.30% 1/15/23	49,000	50,746
Express Scripts Holding Co. 4.50% 2/25/26	441,000	475,856
UnitedHealth Group, Inc.:
3.75% 7/15/25	150,000	159,733
4.75% 7/15/45	222,000	258,657

		1,026,132

Life Sciences Tools & Services – 0.2%
Thermo Fisher Scientific, Inc. 3.30% 2/15/22	84,000	87,348

Pharmaceuticals – 0.8%
Allergan Funding SCS:
3.00% 3/12/20	330,000	336,792
4.55% 3/15/35	157,000	168,314

		505,106

TOTAL HEALTH CARE		3,041,134

See accompanying notes which are an integral part of the financial statements.

Annual Report	12

Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – 2.9%
Air Freight & Logistics – 0.5%
FedEx Corp. 3.25% 4/1/26	$300,000	$305,824

Airlines – 0.4%
Delta Air Lines, Inc. 2.875% 3/13/20	247,000	250,966

Industrial Conglomerates – 0.7%
Roper Technologies, Inc.:
2.05% 10/1/18	350,000	350,830
2.80% 12/15/21	59,000	59,781
3.80% 12/15/26	61,000	63,553

		474,164

Machinery – 0.6%
John Deere Capital Corp. 2.65% 6/10/26	350,000	347,086

Trading Companies & Distributors – 0.7%
Air Lease Corp. 3.875% 4/1/21	425,000	445,034

TOTAL INDUSTRIALS		1,823,074

INFORMATION TECHNOLOGY – 2.0%
Electronic Equipment, Instruments & Components – 0.0%
Amphenol Corp. 3.20% 4/1/24	17,000	17,374

Semiconductors & Semiconductor Equipment – 0.4%
Applied Materials, Inc. 4.35% 4/1/47	250,000	267,913

Technology Hardware, Storage & Peripherals – 1.6%
Apple, Inc. 3.20% 5/11/27	400,000	409,042
Dell International LLC / EMC Corp. 4.42% 6/15/21 (a)	220,000	231,827
Hewlett Packard Enterprise Co. 4.40% 10/15/22	340,000	363,580

		1,004,449

TOTAL INFORMATION TECHNOLOGY		1,289,736

MATERIALS – 1.3%
Chemicals – 0.8%
LYB International Finance BV 4.875% 3/15/44	200,000	216,455
Monsanto Co. 4.20% 7/15/34	255,000	262,762
Potash Corp. of Saskatchewan, Inc. 4.00% 12/15/26	35,000	36,919

		516,136

Metals & Mining – 0.5%
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(c)	200,000	232,000
Freeport-McMoRan, Inc. 2.30% 11/14/17	50,000	50,000

	Principal Amount	Value
Vale Overseas Ltd. 6.875% 11/10/39	$7,000	$7,980

		289,980

TOTAL MATERIALS		806,116

REAL ESTATE – 4.2%
Equity Real Estate Investment Trusts (REITs) – 2.7%
DDR Corp. 3.50% 1/15/21	255,000	259,769
Digital Realty Trust LP:
2.75% 2/1/23	23,000	23,055
3.70% 8/15/27	289,000	293,936
Healthcare Trust of America Holdings LP 2.95% 7/1/22	87,000	88,135
Kimco Realty Corp. 3.30% 2/1/25	305,000	307,215
Lexington Realty Trust 4.40% 6/15/24	255,000	259,007
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	280,000	292,490
4.50% 1/15/25	200,000	205,617

		1,729,224

Real Estate Management & Development – 1.5%
Brandywine Operating Partnership LP 3.95% 2/15/23	6,000	6,138
Corporate Office Properties LP:
3.60% 5/15/23	200,000	201,359
3.70% 6/15/21	425,000	437,804
Mack-Cali Realty LP 4.50% 4/18/22	255,000	262,475

		907,776

TOTAL REAL ESTATE		2,637,000

TELECOMMUNICATION SERVICES – 4.5%
Diversified Telecommunication Services – 3.7%
AT&T, Inc.:
3.20% 3/1/22	500,000	511,282
3.40% 8/14/24	350,000	353,272
4.50% 5/15/35	115,000	112,577
4.75% 5/15/46	62,000	59,397
5.45% 3/1/47	100,000	105,480
5.55% 8/15/41	221,000	239,964
Verizon Communications, Inc.:
3.125% 3/16/22	500,000	512,569
3.50% 11/1/21	350,000	364,848
4.862% 8/21/46	100,000	99,490

		2,358,879

Media – 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.464% 7/23/22	494,000	522,793

TOTAL TELECOMMUNICATION SERVICES		2,881,672

See accompanying notes which are an integral part of the financial statements.

13	Annual Report

Fidelity Corporate Bond ETF

Investments – continued

Nonconvertible Bonds – continued
	Principal Amount	Value

UTILITIES – 7.6%
Electric Utilities – 4.3%
Cleco Corporate Holdings LLC 3.743% 5/1/26	$436,000	$446,100
Duke Energy Indiana, Inc. 4.90% 7/15/43	100,000	120,392
Duquesne Light Holdings, Inc. 3.616% 8/1/27 (a)	102,000	102,935
Emera US Finance LP 3.55% 6/15/26	250,000	254,718
Exelon Corp.:
3.497% 6/1/22	737,000	764,000
3.95% 6/15/25	30,000	31,671
Florida Gas Transmission Co., LLC 4.35% 7/15/25 (a)	150,000	160,598
IPALCO Enterprises, Inc. 3.45% 7/15/20	52,000	52,520
Puget Energy, Inc. 3.65% 5/15/25	78,000	80,252
UTILITIES – continued
Electric Utilities – continued
The Southern Co.:
1.55% 7/1/18	500,000	499,277
1.85% 7/1/19	230,000	230,190

		2,742,653

Gas Utilities – 0.3%
Southern Co. Gas Capital Corp. 4.40% 5/30/47	200,000	210,595

Multi-Utilities – 3.0%
Dominion Energy, Inc.:
2.579% 7/1/20	94,000	94,884
4.104% 4/1/21 (c)	250,000	262,767
DPL, Inc. 7.25% 10/15/21	306,000	332,775
Duke Energy Corp. 2.65% 9/1/26	500,000	481,238
NiSource Finance Corp.:
3.49% 5/15/27	200,000	204,845
3.85% 2/15/23	500,000	524,981

		1,901,490

TOTAL UTILITIES		4,854,738

TOTAL NONCONVERTIBLE BONDS (Cost $55,229,816)		56,431,200

U.S. Treasury Obligations – 8.4%

U.S. Treasury Bonds:
2.50%, 2/15/46	3,909,000	3,729,736
3.00%, 11/15/45	955,000	1,007,599

	Principal Amount	Value
U.S. Treasury Notes 2.25% 11/15/25	$643,000	$652,871

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,140,856)		5,390,206

Municipal Securities – 0.7%

Illinois Gen. Oblig. Series 2011 5.877% 3/1/19 (Cost $441,775)	425,000	442,285

Foreign Government and Government Agency Obligations – 0.3%

Republic of Colombia Government International Bond 3.875% 4/25/27 (Cost $197,327)	200,000	203,800

Money Market Funds – 1.7%
	Shares
Fidelity Cash Central Fund, 1.11% (d) (Cost $1,081,313)	1,081,127	1,081,343

TOTAL INVESTMENT IN SECURITIES – 99.7% (Cost $62,091,087)		63,548,834

NET OTHER ASSETS (LIABILITIES) – 0.3%		162,026

NET ASSETS – 100.0%		$63,710,860

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,110,363 or 9.6% of net assets.

(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

See accompanying notes which are an integral part of the financial statements.

Annual Report	14

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,820

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$56,431,200	$—	$56,431,200	$—
U.S. Treasury Obligations	5,390,206	—	5,390,206	—
Municipal Securities	442,285	—	442,285	—
Foreign Government and Government Agency Obligations	203,800	—	203,800	—
Money Market Funds	1,081,343	1,081,343	—	—

Total Investments in Securities:	$63,548,834	$1,081,343	$62,467,491	$—

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.3
United Kingdom	5.2
Canada	4.4
Netherlands	2.2
Italy	1.3
Mexico	1.0
Switzerland	1.0
Others (Individually Less Than 1%)	3.3

99.7%

See accompanying notes which are an integral part of the financial statements.

15	Annual Report

Fidelity Limited Term Bond ETF

Investments August 31, 2017

Showing Percentage of Net Assets

Nonconvertible Bonds – 79.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 7.9%
Automobiles – 2.1%
BMW US Capital LLC:
2.15% 4/6/20 (a)	$294,000	$296,727
2.70% 4/6/22 (a)	237,000	240,382
Daimler Finance North America LLC:
1.65% 5/18/18 (a)	200,000	200,066
2.25% 3/2/20 (a)	500,000	502,661
2.45% 5/18/20 (a)	500,000	504,429
Volkswagen Group of America
Finance LLC 2.40% 5/22/20 (a)	200,000	201,283
Volkswagen International Finance N.V. 2.125% 11/20/18 (a)	250,000	250,625

		2,196,173

Hotels, Restaurants & Leisure – 1.1%
McDonald’s Corp. 2.75% 12/9/20	1,170,000	1,198,447

Household Durables – 0.5%
DR Horton, Inc. 3.75% 3/1/19	499,000	509,713

Internet & Direct Marketing Retail – 0.2%
Amazon.com, Inc. 2.80% 8/22/24 (a)	184,000	186,295

Media – 4.0%
21st Century Fox America, Inc. 4.50% 2/15/21	553,000	594,437
CBS Corp. 2.30% 8/15/19	1,282,000	1,291,809
Comcast Corp.:
1.625% 1/15/22	227,000	222,699
5.15% 3/1/20	550,000	595,188
The Walt Disney Co. 1.85% 5/30/19	115,000	115,546
Time Warner Cable LLC 6.75% 7/1/18	191,000	198,401
Time Warner, Inc. 2.10% 6/1/19	1,114,000	1,116,953

		4,135,033

TOTAL CONSUMER DISCRETIONARY		8,225,661

CONSUMER STAPLES – 4.4%
Beverages – 0.7%
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	60,000	59,937
2.15% 2/1/19	514,000	517,421
2.65% 2/1/21	68,000	69,279
PepsiCo, Inc. 1.70% 10/6/21	135,000	133,513

		780,150

Food & Staples Retailing – 0.6%
CVS Health Corp.:
2.25% 12/5/18 to 8/12/19	271,000	272,918
2.80% 7/20/20	144,000	147,094
The Kroger Co. 2.30% 1/15/19	155,000	155,806

		575,818

	Principal Amount	Value
Food Products – 0.5%
The JM Smucker Co.:
1.75% 3/15/18	$103,000	$103,035
2.50% 3/15/20	136,000	137,730
Tyson Foods, Inc. 2.65% 8/15/19	314,000	318,130

		558,895

Tobacco – 2.6%
BAT International Finance PLC:
1.85% 6/15/18 (a)	273,000	273,027
2.75% 6/15/20 (a)	1,003,000	1,019,017
Imperial Brands Finance PLC 2.05% 7/20/18 (a)	500,000	500,209
Philip Morris International, Inc. 1.875% 1/15/19 to 2/25/21	554,000	553,515
Reynolds American, Inc. 3.25% 6/12/20	317,000	326,628

		2,672,396

TOTAL CONSUMER STAPLES		4,587,259

CONSUMER, NON-CYCLICAL – 1.3%
Pharmaceuticals – 1.3%
Perrigo Finance Unlimited Co. 3.50% 12/15/21	211,000	218,722
Teva Pharmaceutical Finance Netherlands III BV:
1.70% 7/19/19	806,000	787,695
2.20% 7/21/21	266,000	253,142
2.80% 7/21/23	67,000	63,142

TOTAL CONSUMER, NON-CYCLICAL		1,322,701

ENERGY – 7.3%
Energy Equipment & Services – 1.0%
Noble Holding International Ltd. 5.75% 3/16/18	9,000	9,066
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	1,059,000	1,066,207

		1,075,273

Oil, Gas & Consumable Fuels – 6.1%
Canadian Natural Resources Ltd.:
3.45% 11/15/21	171,000	176,654
5.90% 2/1/18	129,000	131,110
Chevron Corp. 1.961% 3/3/20	417,000	419,812
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.70% 5/1/18 (a)	105,000	105,088
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	60,000	60,211
3.30% 6/1/20	41,000	42,176
ConocoPhillips Co. 2.20% 5/15/20	92,000	92,644
DCP Midstream Operating LP 2.70% 4/1/19	11,000	10,931

See accompanying notes which are an integral part of the financial statements.

Annual Report	16

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Enterprise Products Operating LLC:
1.65% 5/7/18	$92,000	$91,960
2.85% 4/15/21	950,000	966,122
Exxon Mobil Corp. 2.222% 3/1/21	496,000	502,258
Kinder Morgan, Inc.:
2.00% 12/1/17	67,000	67,036
3.05% 12/1/19	111,000	112,767
Marathon Petroleum Corp. 2.70% 12/14/18	133,000	134,158
Petroleos Mexicanos:
5.50% 2/4/19	300,000	313,350
6.375% 2/4/21	300,000	331,050
Shell International Finance BV:
2.125% 5/11/20	621,000	627,547
2.25% 11/10/20	66,000	66,760
Total Capital International S.A.:
2.125% 1/10/19	978,000	984,782
2.75% 6/19/21	221,000	227,516
TransCanada PipeLines Ltd.:
1.625% 11/9/17	75,000	75,013
2.50% 8/1/22	97,000	97,676
3.125% 1/15/19	625,000	635,825

		6,272,446

Pipeline – 0.2%
Kinder Morgan Finance Co. LLC 6.00% 1/15/18 (a)	227,000	230,245

TOTAL ENERGY		7,577,964

FINANCIALS – 35.3%
Banks – 18.1%
Bank of America Corp.:
2.00% 1/11/18	143,000	143,205
2.625% 10/19/20 to 4/19/21	322,000	325,753
2.65% 4/1/19	1,577,000	1,595,766
Barclays PLC:
2.75% 11/8/19	554,000	560,672
3.25% 1/12/21	1,203,000	1,229,423
BNP Paribas S.A. 2.375% 5/21/20	500,000	506,188
CIT Group, Inc. 3.875% 2/19/19	94,000	96,115
Citigroup, Inc.:
1.75% 5/1/18	296,000	296,189
2.05% 12/7/18	110,000	110,355
2.15% 7/30/18	66,000	66,235
2.50% 7/29/19	1,596,000	1,612,853
2.65% 10/26/20	52,000	52,733
Citizens Bank N.A.:
2.30% 12/3/18	250,000	251,260
2.55% 5/13/21	1,500,000	1,513,053
Credit Suisse AG 2.30% 5/28/19	1,000,000	1,008,489

	Principal Amount	Value
Credit Suisse Group Funding
Guernsey Ltd. 3.45% 4/16/21	$500,000	$516,017
Discover Bank 2.60% 11/13/18	516,000	520,171
Fifth Third Bancorp 2.875% 7/27/20	99,000	101,292
First Horizon National Corp. 3.50% 12/15/20	103,000	106,362
ING Groep N.V. 3.15% 3/29/22	250,000	256,096
Intesa Sanpaolo SpA 3.875% 1/16/18	315,000	317,117
JPMorgan Chase & Co.:
2.20% 10/22/19	264,000	266,507
2.25% 1/23/20	162,000	163,340
2.55% 10/29/20	146,000	148,137
2.75% 6/23/20	1,624,000	1,657,812
KeyCorp 2.90% 9/15/20	1,034,000	1,058,549
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	1,010,000	1,033,117
Mizuho Bank Ltd. 2.40% 3/26/20 (a)	350,000	353,236
Regions Financial Corp.:
2.75% 8/14/22	160,000	160,906
3.20% 2/8/21	500,000	513,351
Royal Bank of Canada 2.35% 10/30/20	757,000	763,572
SunTrust Banks, Inc.:
2.50% 5/1/19	316,000	319,436
2.90% 3/3/21	247,000	252,605
The Bank of Nova Scotia 2.35% 10/21/20	144,000	145,424
The Bank of Tokyo-Mitsubishi UFJ Ltd. 2.30% 3/5/20 (a)	449,000	451,669
The Huntington National Bank 2.50% 8/7/22	250,000	250,093
Wells Fargo & Co. 2.60% 7/22/20	104,000	105,715

		18,828,813

Capital Markets – 4.3%
Goldman Sachs Group, Inc. 2.625% 1/31/19 to 4/25/21	1,711,000	1,728,280
Morgan Stanley:
2.375% 7/23/19	1,403,000	1,413,821
2.50% 4/21/21	151,000	152,022
2.625% 11/17/21	277,000	279,217
2.65% 1/27/20	464,000	471,328
4.875% 11/1/22	45,000	49,008
UBS AG 2.375% 8/14/19	400,000	404,076

		4,497,752

Consumer Finance – 5.3%
American Express Credit Corp. 2.25% 5/5/21	1,108,000	1,113,309

See accompanying notes which are an integral part of the financial statements.

17	Annual Report

Fidelity Limited Term Bond ETF

Investments – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Consumer Finance – continued
American Honda Finance Corp.:
1.70% 9/9/21	$1,000,000	$987,081
2.15% 3/13/20	131,000	132,161
Caterpillar Financial Services Corp.:
1.80% 11/13/18	96,000	96,274
2.25% 12/1/19	193,000	195,032
Ford Motor Credit Co. LLC 3.157% 8/4/20	1,045,000	1,067,594
Hyundai Capital America:
2.00% 3/19/18 to 7/1/19 (a)	242,000	241,280
2.60% 3/19/20 (a)	88,000	88,466
John Deere Capital Corp. 1.95% 1/8/19	848,000	852,910
Moody’s Corp. 2.75% 7/15/19	196,000	199,029
Synchrony Financial:
2.60% 1/15/19	109,000	109,778
3.00% 8/15/19	124,000	125,797
Toyota Motor Credit Corp. 2.60% 1/11/22	239,000	243,636

		5,452,347

Diversified Financial Services – 4.0%
Aon PLC 2.80% 3/15/21	114,000	116,116
BP Capital Markets PLC:
1.375% 5/10/18	57,000	56,953
1.676% 5/3/19	46,000	45,999
2.237% 5/10/19	56,000	56,489
2.521% 1/15/20	977,000	994,110
Deutsche Bank AG:
2.50% 2/13/19	445,000	447,237
2.85% 5/10/19	166,000	167,867
General Motors Financial Co., Inc.:
2.40% 4/10/18	111,000	111,409
3.20% 7/13/20	1,290,000	1,317,259
4.20% 3/1/21	136,000	143,203
Intercontinental Exchange, Inc. 2.75% 12/1/20	232,000	237,196
Moody’s Corp.:
2.625% 1/15/23 (a)	250,000	250,597
2.75% 12/15/21	43,000	43,709
Washington Prime Group LP 3.85% 4/1/20	115,000	117,512

		4,105,656

Insurance – 3.6%
Aflac, Inc. 2.40% 3/16/20	191,000	193,570
American International Group, Inc.:
2.30% 7/16/19	128,000	128,963
3.30% 3/1/21	441,000	456,414
4.875% 6/1/22	130,000	143,706
Aon Corp. 5.00% 9/30/20	95,000	102,894

	Principal Amount	Value
Liberty Mutual Group, Inc. 5.00% 6/1/21 (a)	$575,000	$627,962
Marsh & McLennan Cos., Inc.:
2.75% 1/30/22	115,000	117,273
4.80% 7/15/21	457,000	499,309
New York Life Global Funding 1.55% 11/2/18 (a)	141,000	141,132
Nuveen Finance LLC 2.95% 11/1/19 (a)	141,000	143,381
Principal Life Global Funding II 2.20% 4/8/20 (a)	76,000	76,221
The Hartford Financial Services Group, Inc. 5.50% 3/30/20	914,000	991,224
Unum Group 5.625% 9/15/20	116,000	127,194

		3,749,243

TOTAL FINANCIALS		36,633,811

HEALTH CARE – 6.5%
Biotechnology – 1.6%
Amgen, Inc.:
2.125% 5/1/20	115,000	115,682
2.20% 5/22/19	1,298,000	1,305,392
Celgene Corp. 2.125% 8/15/18	221,000	221,978

		1,643,052

Health Care Equipment & Supplies – 2.5%
Abbott Laboratories:
2.35% 11/22/19	277,000	279,439
2.90% 11/30/21	277,000	281,785
Becton Dickinson & Co.:
2.675% 12/15/19	102,000	103,470
2.894% 6/6/22	500,000	502,212
Shire Acquisitions Investments Ireland DAC 2.40% 9/23/21	1,144,000	1,135,795
Zimmer Biomet Holdings, Inc. 2.00% 4/1/18	309,000	309,426

		2,612,127

Health Care Providers & Services – 0.5%
Cardinal Health, Inc. 1.95% 6/15/18	125,000	125,334
UnitedHealth Group, Inc.:
1.90% 7/16/18	107,000	107,321
2.125% 3/15/21	103,000	103,464
2.70% 7/15/20	124,000	127,154

		463,273

Life Sciences Tools & Services – 0.2%
Thermo Fisher Scientific, Inc.:
2.15% 12/14/18	89,000	89,365
2.40% 2/1/19	97,000	97,707

		187,072

See accompanying notes which are an integral part of the financial statements.

Annual Report	18

Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – continued
Pharmaceuticals – continued
AbbVie, Inc.:
1.80% 5/14/18	$112,000	$112,115
2.50% 5/14/20	286,000	289,663
Allergan Funding SCS:
3.00% 3/12/20	415,000	423,541
3.45% 3/15/22	200,000	207,791
Mylan N.V.:
2.50% 6/7/19	208,000	208,678
3.15% 6/15/21	361,000	366,133
Zoetis, Inc.:
1.875% 2/1/18	147,000	146,995
3.45% 11/13/20	29,000	30,146

		1,785,062

TOTAL HEALTH CARE		6,690,586

INDUSTRIALS – 2.9%
Aerospace & Defense – 1.1%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	405,000	412,000
Lockheed Martin Corp. 2.50% 11/23/20	315,000	320,443
Rockwell Collins, Inc. 1.95% 7/15/19	90,000	90,114
The Boeing Co. 1.65% 10/30/20	358,000	357,424

		1,179,981

Airlines – 0.3%
Delta Air Lines, Inc. 2.875% 3/13/20	245,000	248,934

Industrial Conglomerates – 0.9%
General Electric Co. 2.20% 1/9/20	490,000	495,493
Roper Technologies, Inc.:
2.05% 10/1/18	133,000	133,315
2.80% 12/15/21	185,000	187,450
3.00% 12/15/20	148,000	151,657

		967,915

Trading Companies & Distributors – 0.6%
Air Lease Corp.:
2.625% 9/4/18 to 7/1/22	293,000	293,049
3.375% 6/1/21	240,000	247,576
4.75% 3/1/20	109,000	115,788

		656,413

TOTAL INDUSTRIALS		3,053,243

INFORMATION TECHNOLOGY – 3.4%
Communications Equipment – 0.3%
Cisco Systems, Inc.:
1.40% 9/20/19	135,000	134,533
1.85% 9/20/21	135,000	134,358

		268,891

	Principal Amount	Value
Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp.:
2.20% 4/1/20	$294,000	$295,364
3.20% 4/1/24	37,000	37,814
Tyco Electronics Group S.A. 2.35% 8/1/19	183,000	184,132

		517,310

IT Services – 0.1%
The Western Union Co. 3.65% 8/22/18	98,000	99,759
Xerox Corp. 2.75% 3/15/19	63,000	63,361

		163,120

Software – 1.1%
Oracle Corp. 1.90% 9/15/21	1,144,000	1,141,167

Technology Hardware, Storage & Peripherals – 1.4%
Dell International LLC / EMC Corp.:
3.48% 6/1/19 (a)	1,026,000	1,048,578
4.42% 6/15/21 (a)	141,000	148,580
Hewlett Packard Enterprise Co.:
2.85% 10/5/18	118,000	119,238
3 month U.S. LIBOR + 1.740% 3.041% 10/5/17 (b)(c)	136,000	136,136

		1,452,532

TOTAL INFORMATION TECHNOLOGY		3,543,020

MATERIALS – 0.2%
Chemicals – 0.1%
Ecolab, Inc. 1.55% 1/12/18	127,000	126,983

Metals & Mining – 0.1%
Freeport-McMoRan, Inc. 2.30% 11/14/17	101,000	101,000

TOTAL MATERIALS		227,983

REAL ESTATE – 1.2%
Equity Real Estate Investment Trusts (REITs) – 0.6%
Boston Properties LP 3.70% 11/15/18	52,000	52,975
Brixmor Operating Partnership LP 3.875% 8/15/22	59,000	61,004
Digital Realty Trust LP 3.40% 10/1/20	156,000	161,464
Federal Realty Investment Trust 2.55% 1/15/21	113,000	114,281
Healthcare Trust of America Holdings LP 2.95% 7/1/22	155,000	157,021
Omega Healthcare Investors, Inc. 4.375% 8/1/23	105,000	109,684

		656,429

See accompanying notes which are an integral part of the financial statements.

19	Annual Report

Fidelity Limited Term Bond ETF

Investments – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
REAL ESTATE – continued
Real Estate Management & Development – 0.6%
American Campus Communities Operating Partnership LP 3.35% 10/1/20	$36,000	$37,071
ERP Operating LP 2.375% 7/1/19	194,000	195,934
Ventas Realty LP 3.125% 6/15/23	34,000	34,357
Ventas Realty LP / Ventas Capital Corp.:
2.70% 4/1/20	193,000	195,445
4.00% 4/30/19	95,000	97,752

		560,559

TOTAL REAL ESTATE		1,216,988

TELECOMMUNICATION SERVICES – 4.7%
Diversified Telecommunication Services – 2.4%
AT&T, Inc.:
1.75% 1/15/18	111,000	111,036
2.375% 11/27/18	144,000	144,954
2.45% 6/30/20	1,415,000	1,427,089
2.80% 2/17/21	124,000	125,685
British Telecommunications PLC 2.35% 2/14/19	200,000	201,316
Verizon Communications, Inc. 2.625% 2/21/20	495,000	505,105

		2,515,185

Media – 1.2%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.579% 7/23/20	1,209,000	1,240,362

Wireless Telecommunication Services – 1.1%
Vodafone Group PLC 1.50% 2/19/18	1,134,000	1,134,000

TOTAL TELECOMMUNICATION SERVICES		4,889,547

UTILITIES – 4.5%
Electric Utilities – 1.9%
American Electric Power Co., Inc. 1.65% 12/15/17	94,000	94,012
Duke Energy Corp. 1.80% 9/1/21	934,000	921,039
Emera US Finance LP:
2.15% 6/15/19	31,000	31,046
2.70% 6/15/21	31,000	31,319
Exelon Corp.:
2.85% 6/15/20	207,000	211,548
3.497% 6/1/22	95,000	98,480
NextEra Energy Capital Holdings, Inc. 1.649% 9/1/18	51,000	50,940

	Principal Amount	Value
TECO Finance, Inc. 3 month U.S. LIBOR + 0.600% 1.904% 4/10/18 (b)(c)	$102,000	$102,136
The Southern Co.:
1.85% 7/1/19	135,000	135,112
2.35% 7/1/21	227,000	226,728
Xcel Energy, Inc. 2.40% 3/15/21	66,000	66,603

		1,968,963

Independent Power and Renewable Electricity Producers – 0.0%
Southern Power Co. 2.375% 6/1/20	27,000	27,263

Multi-Utilities – 2.6%
CenterPoint Energy, Inc. 2.50% 9/1/22	46,000	46,249
Consolidated Edison, Inc. 2.00% 5/15/21	457,000	455,377
Dominion Energy, Inc.:
1.90% 6/15/18	501,000	501,944
2.00% 8/15/21	47,000	46,364
2.50% 12/1/19	138,000	139,617
Public Service Enterprise Group, Inc. 2.00% 11/15/21	94,000	92,580
Sempra Energy:
1.625% 10/7/19	115,000	114,480
2.40% 3/15/20	973,000	981,313
2.85% 11/15/20	120,000	122,606
WEC Energy Group, Inc. 2.45% 6/15/20	153,000	154,941

		2,655,471

TOTAL UTILITIES		4,651,697

TOTAL NONCONVERTIBLE BONDS (Cost $82,306,884)		82,620,460

U.S. Treasury Obligations – 13.0%

U.S. Treasury Notes:
1.125%, 7/31/21	1,884,600	1,851,251
1.625%, 7/31/20	680,800	684,683
1.75%, 6/30/22	6,981,000	6,993,817
1.875%, 3/31/22	2,000,000	2,016,953
2.00%, 8/31/24	2,000,000	1,990,156

TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,500,231)		13,536,860

Collateralized Mortgage Obligations – 3.8%

PRIVATE SPONSOR – 3.7%
CGDB Commercial Mortgage Trust Series 2017-BIO, Class A 1 month U.S. LIBOR + 0.750% 1.976% 5/15/30 (a)(b)(c)	160,000	159,827

See accompanying notes which are an integral part of the financial statements.

Annual Report	20

Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
COMM Mortgage Trust Series 2013-LC6, Class ASB 2.478% 1/10/46	$375,000	$380,206
COMM Mortgage Trust Series 2014-CR15, Class A2 2.928% 2/10/47	457,657	463,871
COMM Mortgage Trust Series 2014-CR20, Class A2 2.801% 11/10/47	41,000	41,701
Morgan Stanley BAML Trust Series 2013-C12, Class ASB 3.824% 10/15/46	500,000	527,931
Morgan Stanley Capital I Trust Series 2011-C1, Class A4 5.033% 9/15/47 (a)(c)	1,067,000	1,154,384
SCG Trust Series 2013-SRP1, Class A 1 month U.S. LIBOR + 1.650% 2.877% 11/15/26 (a)(b)(c)	231,000	229,368
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class AAB 2.687% 3/10/46	520,000	526,978
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Class A1A 5.608% 5/15/46 (c)	164,248	164,078
Wells Fargo Commercial Mortgage Trust 2016-C37, Class A1 1.944% 12/15/49	134,923	134,952

TOTAL PRIVATE SPONSOR		3,783,296

U.S. GOVERNMENT AGENCY – 0.1%
Fannie Mae guaranteed REMIC Series 2015-28, Class P 2.50% 5/25/45	132,193	133,278

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,963,715)		3,916,574

Asset-Backed Securities – 2.6%
Ally Master Owner Trust Series 2014-5, Class A2 1.60% 10/15/19	165,000	165,016
Ally Master Owner Trust Series 2015-3, Class A 1.63% 5/15/20	90,000	90,022
AmeriCredit Automobile Receivables Trust Series 2015-2, Class A3 1.27% 1/8/20	38,710	38,696
AmeriCredit Automobile Receivables Trust Series 2016-1, Class A3 1.81% 10/8/20	101,000	101,145

	Principal Amount	Value
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4 1.33% 6/15/22	$269,000	$267,649
Chrysler Capital Auto Receivables Trust Series 2015-AA, Class A3 1.22% 7/15/19 (a)	4,870	4,868
Enterprise Fleet Financing LLC Series 2015-1, Class A2 1.30% 9/20/20 (a)	37,840	37,821
Enterprise Fleet Financing LLC Series 2015-2, Class A3 2.09% 2/22/21 (a)	1,000,000	1,003,000
Ford Credit Floorplan Master Owner Trust Series 2015-4, Class A1 1.77% 8/15/20	94,000	94,157
Ford Credit Floorplan Master Owner Trust Series 2016-1, Class A1 1.76% 2/15/21	121,000	121,112
Ford Credit Floorplan Master Owner Trust Series 2016-3, Class A1 1.55% 7/15/21	235,000	234,331
GMF Floorplan Owner Revolving Trust Series 2016-1, Class A1 1.96% 5/17/21 (a)	250,000	251,044
Mercedes-Benz Auto Receivables Trust Series 2016-1, Class A3 1.26% 2/16/21	256,000	254,965

TOTAL ASSET-BACKED SECURITIES (Cost $2,667,944)		2,663,826

Municipal Securities – 0.2%

Illinois Gen. Oblig. Series 2011 5.877% 3/1/19 (Cost $176,166)	170,000	176,914

Money Market Funds – 0.7%
	Shares

Fidelity Cash Central Fund, 1.11% (d) (Cost $695,792)	695,666	695,805

TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $103,310,732)		103,610,439

NET OTHER ASSETS (LIABILITIES) – 0.1%		114,971

NET ASSETS – 100.0%		$103,725,410

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,399,675 or 12.0% of net assets.

See accompanying notes which are an integral part of the financial statements.

21	Annual Report

Fidelity Limited Term Bond ETF

Investments – continued

(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,587

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$82,620,460	$—	$82,620,460	$—
U.S. Treasury Obligations	13,536,860	—	13,536,860	—
Collateralized Mortgage Obligations	3,916,574	—	3,916,574	—
Asset-Backed Securities	2,663,826	—	2,663,826	—
Municipal Securities	176,914	—	176,914	—
Money Market Funds	695,805	695,805	—	—

Total Investments in Securities:	$103,610,439	$695,805	$102,914,634	$—

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.3
United Kingdom	6.0
Netherlands	2.8
Canada	1.9
Japan	1.8
France	1.6
Switzerland	1.4
Ireland	1.3
Others (Individually Less Than 1%)	2.8

99.9%

See accompanying notes which are an integral part of the financial statements.

Annual Report	22

Fidelity Total Bond ETF

Investments August 31, 2017

Showing Percentage of Net Assets

U.S. Treasury Obligations – 41.3%
	Principal Amount	Value
U.S. Treasury Bonds:
2.25%, 2/15/27	$1,343,000	$1,358,109
3.00% 11/15/45 to 5/15/47	13,439,000	14,181,616
U.S. Treasury Inflation Indexed Bonds:
0.375%, 1/15/27	2,661,829	2,660,481
0.75%, 2/15/45	449,366	435,145
0.875%, 2/15/47	456,629	457,452
1.00%, 2/15/46	1,059,624	1,091,713
1.375%, 2/15/44	2,449,904	2,742,700
U.S. Treasury Inflation Indexed Notes:
0.125%, 7/15/26	5,196,311	5,107,810
0.375%, 7/15/25	1,863,370	1,880,286
0.625%, 1/15/26	4,003,938	4,098,466
U.S. Treasury Notes:
0.75% 10/31/17 to 9/30/18	18,349,000	18,277,433
1.125%, 8/31/21	2,960,000	2,905,309
1.25% 3/31/21 to 10/31/21	5,830,000	5,753,075
1.75% 12/31/20 to 6/30/22	6,873,000	6,919,123
1.875%, 3/31/22	19,411,000	19,575,539
2.00% 12/31/21 to 8/31/24	25,049,000	25,347,618
2.125%, 7/31/24	2,951,000	2,985,697

TOTAL U.S. TREASURY OBLIGATIONS (Cost $115,063,990)		115,777,572

Nonconvertible Bonds – 35.6%

CONSUMER DISCRETIONARY – 2.8%
Automobiles – 0.0%
General Motors Co. 3.50% 10/2/18	10,000	10,164

Diversified Consumer Services – 0.1%
Global Partners LP / GLP Finance Corp. 7.00% 6/15/23	220,000	220,550
Ingersoll-Rand Luxembourg Finance S.A. 2.625% 5/1/20	14,000	14,187
Laureate Education, Inc. 8.25% 5/1/25 (a)	135,000	146,813

		381,550

Hotels, Restaurants & Leisure – 0.4%
1011778 BC ULC / New Red Finance, Inc. 4.25% 5/15/24 (a)	70,000	70,875
Landry’s, Inc. 6.75% 10/15/24 (a)	400,000	405,000
McDonald’s Corp.:
2.75% 12/9/20	24,000	24,584
3.70% 1/30/26	262,000	275,807
Penn National Gaming, Inc. 5.625% 1/15/27 (a)	70,000	72,625

	Principal Amount	Value
Scientific Games International, Inc. 10.00% 12/1/22	$300,000	$333,750

		1,182,641

Internet & Direct Marketing Retail – 0.1%
Zayo Group LLC / Zayo Capital, Inc. 6.375% 5/15/25	200,000	214,938

Media – 2.1%
Altice Luxembourg S.A. 7.625% 2/15/25 (a)	300,000	324,660
Altice US Finance I Corp.:
5.375% 7/15/23 (a)	200,000	209,500
5.50% 5/15/26 (a)	200,000	211,625
AMC Entertainment Holdings, Inc. 5.75% 6/15/25	80,000	76,000
AMC Networks, Inc. 5.00% 4/1/24	200,000	206,250
CCO Holdings LLC / CCO Holdings Capital Corp.:
5.375% 5/1/25 (a)	300,000	312,750
5.875% 5/1/27 (a)	300,000	318,750
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/45	77,000	88,558
CSC Holdings LLC 6.625% 10/15/25 (a)	400,000	438,000
Lions Gate Entertainment Corp. 5.875% 11/1/24 (a)	85,000	88,825
MDC Partners, Inc. 6.50% 5/1/24 (a)	385,000	383,556
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.50 Cash or 9.25 Pay-in-kind 8.50% 8/1/19 (a)(b)	420,000	420,000
Sirius XM Radio, Inc.:
4.625% 5/15/23 (a)	200,000	206,000
5.375% 4/15/25 (a)	200,000	211,420
Time Warner Cable LLC:
4.00% 9/1/21	1,300,000	1,354,550
5.50% 9/1/41	16,000	16,389
6.55% 5/1/37	26,000	30,055
6.75% 6/15/39	220,000	258,809
7.30% 7/1/38	211,000	260,114
Time Warner, Inc. 3.60% 7/15/25	440,000	444,876

		5,860,687

Specialty Retail – 0.1%
L Brands, Inc. 6.75% 7/1/36	200,000	189,430

TOTAL CONSUMER DISCRETIONARY		7,839,410

See accompanying notes which are an integral part of the financial statements.

23	Annual Report

Fidelity Total Bond ETF

Investments – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER STAPLES – 1.8%
Beverages – 0.7%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	$1,106,000	$1,126,805
3.30% 2/1/23	458,000	475,109
4.90% 2/1/46	282,000	321,323
Constellation Brands, Inc. 3.875% 11/15/19	10,000	10,390
Cott Holdings, Inc. 5.50% 4/1/25 (a)	55,000	57,475

		1,991,102

Food & Staples Retailing – 0.2%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC 6.625% 6/15/24	200,000	190,900
CVS Health Corp. 4.00% 12/5/23	200,000	214,073
FAGE International SA / FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (a)	200,000	204,000
Walgreens Boots Alliance, Inc. 3.30% 11/18/21	34,000	35,219

		644,192

Food Products – 0.2%
JBS U.S.A. LLC / JBS U.S.A. Finance, Inc. (Reg. S) 5.75% 6/15/25	440,000	441,100
Post Holdings, Inc. 5.50% 3/1/25 (a)	100,000	104,000
US Foods, Inc. 5.875% 6/15/24 (a)	45,000	46,856

		591,956

Household Products – 0.1%
Energizer Holdings, Inc. 5.50% 6/15/25 (a)	220,000	231,000

Tobacco – 0.6%
Altria Group, Inc. 2.625% 1/14/20	100,000	101,797
Imperial Brands Finance PLC 3.75% 7/21/22 (a)	400,000	416,997
Reynolds American, Inc.:
2.30% 6/12/18	48,000	48,183
3.25% 6/12/20	21,000	21,638
4.00% 6/12/22	73,000	77,431
4.45% 6/12/25	53,000	57,280
4.85% 9/15/23	220,000	243,208
5.70% 8/15/35	28,000	32,787
5.85% 8/15/45	180,000	217,550

	Principal Amount	Value
Vector Group Ltd. 6.125% 2/1/25 (a)	$300,000	$307,500

		1,524,371

TOTAL CONSUMER STAPLES		4,982,621

CONSUMER, NON-CYCLICAL – 0.2%
Pharmaceuticals – 0.2%
Perrigo Finance Unlimited Co. 3.90% 12/15/24	200,000	206,212
Teva Pharmaceutical Finance Netherlands III BV:
2.20% 7/21/21	136,000	129,426
2.80% 7/21/23	97,000	91,415
3.15% 10/1/26	116,000	106,148

TOTAL CONSUMER, NON-CYCLICAL		533,201

ENERGY – 5.7%
Electric Utilities – 0.0%
TerraForm Power Operating LLC 6.375% 2/1/23 (a)(b)	60,000	62,100

Energy Equipment & Services – 0.3%
DCP Midstream Operating LP 8.125% 8/16/30	200,000	236,000
Ensco PLC 4.50% 10/1/24	140,000	102,200
Halliburton Co.:
3.80% 11/15/25	63,000	65,085
4.85% 11/15/35	55,000	59,630
Nabors Industries, Inc. 5.50% 1/15/23	75,000	70,340
Noble Holding International Ltd. 7.75% 1/15/24	200,000	154,496
Precision Drilling Corp. 7.75% 12/15/23	60,000	59,550

		747,301

Oil, Gas & Consumable Fuels – 5.1%
Anadarko Finance Co. 7.50% 5/1/31	227,000	285,161
Anadarko Petroleum Corp.:
4.85% 3/15/21	47,000	49,960
5.55% 3/15/26	518,000	578,222
6.45% 9/15/36	38,000	44,409
6.60% 3/15/46	130,000	157,268
Antero Resources Corp. 5.125% 12/1/22	220,000	220,550
Canadian Natural Resources Ltd.:
1.75% 1/15/18	21,000	20,991
5.85% 2/1/35	90,000	100,456
Cenovus Energy, Inc.:
4.25% 4/15/27 (a)	252,000	243,251
5.70% 10/15/19	22,000	23,124

See accompanying notes which are an integral part of the financial statements.

Annual Report	24

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Chesapeake Energy Corp. 8.00% 12/15/22 (a)	$290,000	$299,787
CITGO Petroleum Corp. 6.25% 8/15/22 (a)	200,000	202,000
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	20,000	20,070
3.30% 6/1/20	99,000	101,839
4.50% 6/1/25	30,000	32,221
Concho Resources, Inc. 5.50% 4/1/23	85,000	87,550
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 5.75% 4/1/25	80,000	81,000
CVR Refining LLC / Coffeyville Finance, Inc. 6.50% 11/1/22	70,000	70,875
Denbury Resources, Inc. 4.625% 7/15/23	85,000	37,400
Empresa Nacional del Petroleo 4.375% 10/30/24 (a)	200,000	210,192
Enbridge Energy Partners LP 4.375% 10/15/20	69,000	72,636
Enbridge, Inc.:
4.25% 12/1/26	66,000	69,513
5.50% 12/1/46	77,000	88,320
Endeavor Energy Resources LP / EER Finance, Inc. 7.00% 8/15/21 (a)	220,000	227,150
Enterprise Products Operating LLC 3.70% 2/15/26	90,000	92,968
EP Energy LLC / Everest Acquisition Finance, Inc. 8.00% 11/29/24 (a)	110,000	107,525
Hess Corp. 7.875% 10/1/29	113,000	136,186
Hilcorp Energy I LP / Hilcorp Finance Co. 5.00% 12/1/24 (a)	200,000	189,000
Kinder Morgan Energy Partners LP:
3.50% 3/1/21	60,000	61,620
5.00% 10/1/21	69,000	74,683
5.50% 3/1/44	262,000	274,092
6.55% 9/15/40	13,000	15,117
Kinder Morgan, Inc.:
5.00% 2/15/21 (a)	74,000	79,394
5.05% 2/15/46	34,000	33,864
PBF Holding Co. LLC / PBF Finance Corp. 7.00% 11/15/23	200,000	200,500
Petrobras Global Finance BV:
5.625% 5/20/43	102,000	89,454
6.25% 3/17/24	220,000	233,167
6.75% 1/27/41	50,000	49,375
7.25% 3/17/44	984,000	1,013,520
7.375% 1/17/27	600,000	663,144

	Principal Amount	Value
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	$1,170,000	$1,210,014
Petroleos Mexicanos:
3.50% 7/23/20	55,000	56,457
4.50% 1/23/26	200,000	201,950
4.625% 9/21/23	1,315,000	1,368,915
5.50% 1/21/21	460,000	493,120
5.625% 1/23/46	373,000	350,713
6.375% 1/23/45	650,000	670,150
6.50% 3/13/27 to 3/13/27 (a)	594,000	665,430
6.75% 9/21/47 (a)	35,000	37,478
Phillips 66 4.30% 4/1/22	600,000	645,263
Phillips 66 Partners LP 2.646% 2/15/20	5,000	5,020
Range Resources Corp. 5.00% 8/15/22 (a)	200,000	196,500
Southwestern Energy Co. 4.10% 3/15/22	200,000	184,500
Sunoco LP / Sunoco Finance Corp. 6.25% 4/15/21	200,000	208,000
Teine Energy Ltd. 6.875% 9/30/22 (a)	200,000	200,000
The Williams Companies., Inc.:
4.55% 6/24/24	200,000	204,500
5.75% 6/24/44	131,000	135,912
Western Gas Partners LP 4.65% 7/1/26	35,000	36,398
Williams Partners LP:
3.60% 3/15/22	103,000	106,201
3.90% 1/15/25	467,000	479,869
4.00% 11/15/21 to 9/15/25	226,000	234,327
4.50% 11/15/23	51,000	54,644

		14,382,915

Pipeline – 0.3%
Cheniere Corpus Christi Holdings LLC 7.00% 6/30/24	100,000	113,750
Energy Transfer Equity LP 5.875% 1/15/24	100,000	107,750
NGPL PipeCo LLC:
4.375% 8/15/22 (a)	10,000	10,275
4.875% 8/15/27 (a)	10,000	10,300
NuStar Logistics LP 5.625% 4/28/27	100,000	106,000
SemGroup Corp. / Rose Rock Finance Corp. 5.625% 7/15/22	200,000	196,500
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 5.75% 4/15/25	120,000	120,300

		664,875

TOTAL ENERGY		15,857,191

See accompanying notes which are an integral part of the financial statements.

25	Annual Report

Fidelity Total Bond ETF

Investments – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – 11.1%
Banks – 5.0%
Bank of America Corp.:
2.25% 4/21/20	$213,000	$214,009
2.60% 1/15/19	100,000	100,994
2.65% 4/1/19	22,000	22,262
3.50% 4/19/26	227,000	231,185
3.875% 8/1/25	222,000	233,389
3.95% 4/21/25	229,000	236,483
4.20% 8/26/24	160,000	168,503
4.25% 10/22/26	1,130,000	1,185,362
Bank of America N.A. 1.65% 3/26/18	250,000	250,149
Barclays Bank PLC 7.625% 11/21/22	200,000	229,750
Barclays PLC:
2.00% 3/16/18	200,000	200,200
2.75% 11/8/19	400,000	404,817
4.375% 1/12/26	200,000	210,289
Capital One N.A. 1.65% 2/5/18	1,000,000	999,736
Citigroup, Inc.:
1.80% 2/5/18	650,000	650,417
1.85% 11/24/17	220,000	220,137
2.40% 2/18/20	870,000	877,878
3 month U.S. LIBOR + 0.950% 2.876% 7/24/23 (b)(c)	232,000	233,341
3.875% 3/26/25	260,000	266,381
4.00% 8/5/24	115,000	119,965
5.50% 9/13/25	149,000	168,535
Citizens Bank N.A. 2.50% 3/14/19	250,000	252,253
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	250,000	253,506
3.75% 3/26/25	250,000	256,242
3.80% 6/9/23	906,000	944,682
Intesa Sanpaolo SpA 5.71% 1/15/26 (a)	200,000	211,372
JPMorgan Chase & Co.:
2.75% 6/23/20	75,000	76,561
2.95% 10/1/26	2,227,000	2,192,869
3.875% 9/10/24	190,000	198,920
4.125% 12/15/26	386,000	406,619
Regions Financial Corp. 3.20% 2/8/21	81,000	83,163
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	989,000	1,043,223
6.125% 12/15/22	870,000	958,090

		14,101,282

Capital Markets – 2.1%
Affiliated Managers Group, Inc.:
3.50% 8/1/25	81,000	82,853
4.25% 2/15/24	138,000	146,598

	Principal Amount	Value
Goldman Sachs Group, Inc.:
2.55% 10/23/19	$100,000	$101,190
2.60% 4/23/20	870,000	880,627
3 month U.S. LIBOR + 1.510% 3.691% 6/5/28 (b)(c)	1,000,000	1,017,297
3.75% 5/22/25	200,000	206,319
Lazard Group LLC 4.25% 11/14/20	235,000	249,570
Morgan Stanley:
3.125% 7/27/26	2,370,000	2,339,203
3.70% 10/23/24	86,000	89,585
4.875% 11/1/22	440,000	479,190
UBS AG 1.80% 3/26/18	250,000	250,412

		5,842,844

Consumer Finance – 1.3%
Ally Financial, Inc.:
4.125% 2/13/22	130,000	133,412
5.75% 11/20/25	200,000	215,940
Discover Financial Services:
3.75% 3/4/25	532,000	536,299
3.85% 11/21/22	1,000,000	1,039,891
Ford Motor Credit Co. LLC 5.875% 8/2/21	750,000	838,085
Hyundai Capital America:
2.00% 3/19/18 (a)	96,000	96,071
2.125% 10/2/17 (a)	132,000	132,036
Navient Corp. 8.00% 3/25/20	200,000	220,750
Synchrony Financial 3.00% 8/15/19	320,000	324,638

		3,537,122

Diversified Financial Services – 1.6%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust:
4.50% 5/15/21	260,000	276,338
4.625% 7/1/22	150,000	161,678
Deutsche Bank AG:
2.85% 5/10/19	240,000	242,699
4.50% 4/1/25	1,000,000	1,009,723
General Motors Financial Co., Inc.:
3.15% 1/15/20	75,000	76,529
3.25% 5/15/18	15,000	15,150
3.50% 7/10/19	1,544,000	1,581,842
4.00% 1/15/25	50,000	50,649
4.20% 3/1/21	138,000	145,309
4.25% 5/15/23	5,000	5,212
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.875% 2/1/22	230,000	236,544
Intercontinental Exchange, Inc. 2.75% 12/1/20	43,000	43,963
Moody’s Corp.:
3.25% 1/15/28 (a)	108,000	108,874
4.875% 2/15/24	101,000	112,646

See accompanying notes which are an integral part of the financial statements.

Annual Report	26

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – continued
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75% 6/1/25 (a)	$200,000	$204,500
UBS Group Funding Switzerland AG 4.125% 9/24/25 (a)	200,000	212,156

		4,483,812

Insurance – 1.0%
American International Group, Inc. 3.30% 3/1/21	69,000	71,412
Hartford Financial Services Group, Inc. 4.30% 4/15/43	550,000	579,666
Liberty Mutual Group, Inc. (Reg. S) 5.00% 6/1/21	130,000	141,974
Nuveen Finance LLC:
2.95% 11/1/19 (a)	14,000	14,236
4.125% 11/1/24 (a)	21,000	22,342
Pacific LifeCorp. 5.125% 1/30/43 (a)	500,000	560,774
Teachers Insurance & Annuity Association of America 4.90% 9/15/44 (a)	300,000	340,592
Unum Group:
3.875% 11/5/25	327,000	339,811
4.00% 3/15/24	440,000	464,745
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	100,000	101,875
Voya Financial, Inc. 3.125% 7/15/24	130,000	129,671

		2,767,098

Thrifts & Mortgage Finance – 0.1%
Prime Security Services Borrower LLC / Prime Finance, Inc. 9.25% 5/15/23 (a)	400,000	442,000

TOTAL FINANCIALS		31,174,158

HEALTH CARE – 2.0%
Health Care Equipment & Supplies – 0.0%
Teleflex, Inc. 4.875% 6/1/26	85,000	87,550

Health Care Providers & Services – 0.9%
CHS / Community Health Systems, Inc.:
6.25% 3/31/23	40,000	40,300
8.00% 11/15/19	210,000	208,162
DaVita, Inc. 5.125% 7/15/24	200,000	204,125
HCA, Inc.:
4.75% 5/1/23	5,000	5,274
5.25% 4/15/25	300,000	323,625
5.375% 2/1/25	260,000	274,300
5.875% 3/15/22	5,000	5,539
6.50% 2/15/20	520,000	566,270

	Principal Amount	Value
Kindred Healthcare, Inc. 8.75% 1/15/23	$220,000	$212,850
Sabra Health Care LP / Sabra Capital Corp. 5.50% 2/1/21	320,000	332,800
Tenet Healthcare Corp.:
6.75% 6/15/23	5,000	4,961
8.125% 4/1/22	200,000	210,000

		2,388,206

Life Sciences Tools & Services – 0.3%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	870,000	938,792

Pharmaceuticals – 0.8%
Allergan Funding SCS 3.45% 3/15/22	870,000	903,890
Mylan N.V.:
2.50% 6/7/19	73,000	73,238
3.15% 6/15/21	569,000	577,091
3.95% 6/15/26	90,000	91,687
Valeant Pharmaceuticals International, Inc.:
6.50% 3/15/22 (a)	130,000	136,338
7.00% 3/15/24 (a)	105,000	111,431
Valeant Pharmaceuticals International, Inc. (Reg. S) 6.125% 4/15/25	265,000	223,594
Zoetis, Inc. 3.25% 2/1/23	100,000	103,455

		2,220,724

TOTAL HEALTH CARE		5,635,272

INDUSTRIALS – 1.4%
Aerospace & Defense – 0.2%
Huntington Ingalls Industries, Inc. 5.00% 11/15/25 (a)	200,000	216,500
KLX, Inc. 5.875% 12/1/22 (a)	200,000	209,750

		426,250

Commercial Services & Supplies – 0.6%
ADT Corp. 6.25% 10/15/21	200,000	217,410
APX Group, Inc.:
6.375% 12/1/19	86,000	87,922
7.625% 9/1/23 (a)	300,000	303,750
8.75% 12/1/20	700,000	721,000
Ashtead Capital, Inc. 4.125% 8/15/25 (a)	200,000	205,066
Covanta Holding Corp. 5.875% 3/1/24	65,000	65,081
The ADT Corp. 4.875% 7/15/32 (a)	80,000	74,100

		1,674,329

Construction & Engineering – 0.1%
AECOM 5.125% 3/15/27	300,000	305,250

See accompanying notes which are an integral part of the financial statements.

27	Annual Report

Fidelity Total Bond ETF

Investments – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Containers & Packaging – 0.1%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 6.00% 2/15/25 (a)	$100,000	$106,500
Crown Americas LLC / Crown Americas Capital Corp. V 4.25% 9/30/26	45,000	45,225
Crown Cork & Seal Co., Inc. 7.375% 12/15/26	35,000	40,950
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.125% 7/15/23 (a)	200,000	208,438

		401,113

Trading Companies & Distributors – 0.4%
Air Lease Corp.:
2.125% 1/15/20	300,000	300,248
2.625% 9/4/18	99,000	99,816
3.375% 6/1/21	72,000	74,273
3.75% 2/1/22	51,000	53,604
4.25% 9/15/24	125,000	132,538
4.75% 3/1/20	125,000	132,784
FLY Leasing Ltd. 6.375% 10/15/21	200,000	209,500

		1,002,763

Transportation Infrastructure – 0.0%
DAE Funding LLC:
4.50% 8/1/22 (a)	50,000	51,000
5.00% 8/1/24 (a)	50,000	51,125

		102,125

TOTAL INDUSTRIALS		3,911,830

INFORMATION TECHNOLOGY – 1.3%
Communications Equipment – 0.1%
Brocade Communications Systems, Inc. 4.625% 1/15/23	200,000	204,000
Nokia Oyj 4.375% 6/12/27	110,000	112,991

		316,991

IT Services – 0.1%
Ceridian HCM Holding, Inc. 11.00% 3/15/21 (a)	200,000	211,750
First Data Corp. 5.375% 8/15/23 (a)	200,000	210,500

		422,250

Semiconductors & Semiconductor Equipment – 0.2%
Qorvo, Inc. 7.00% 12/1/25	220,000	249,150
Sensata Technologies BV 4.875% 10/15/23 (a)	200,000	208,500

		457,650

	Principal Amount	Value
Software – 0.9%
Ascend Learning LLC 6.875% 8/1/25 (a)	$75,000	$78,000
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00% 11/30/24 (a)	235,000	267,312
IHS Markit Ltd. 4.75% 2/15/25 (a)	80,000	85,200
IMS Health, Inc. 5.00% 10/15/26 (a)	100,000	104,750
Open Text Corp. 5.625% 1/15/23 (a)	200,000	210,750
Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	600,000	636,750
Solera LLC / Solera Finance, Inc. 10.50% 3/1/24 (a)	400,000	455,500
Sophia LP / Sophia Finance, Inc. 9.00% 9/30/23 (a)	200,000	206,500
Symantec Corp. 5.00% 4/15/25 (a)	85,000	89,012
The Nielsen Co. (Luxembourg) Sarl 5.00% 2/1/25 (a)	300,000	309,750
Veritas U.S., Inc. / Veritas Bermuda Ltd. 10.50% 2/1/24 (a)	85,000	91,163

		2,534,687

Technology Hardware, Storage & Peripherals – 0.0%
Hewlett Packard Enterprise Co. 6.35% 10/15/45	17,000	18,051

TOTAL INFORMATION TECHNOLOGY		3,749,629

MATERIALS – 0.8%
Chemicals – 0.5%
CF Industries, Inc.:
3.45% 6/1/23	200,000	194,500
4.95% 6/1/43	200,000	173,500
Consolidated Energy Finance S.A. 6.875% 6/15/25 (a)	150,000	156,000
NOVA Chemicals Corp. 4.875% 6/1/24 (a)	130,000	130,000
Platform Specialty Products Corp. 6.50% 2/1/22 (a)	200,000	207,500
The Chemours Co. 5.375% 5/15/27	120,000	125,100
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	90,000	92,025
Tronox Finance LLC 7.50% 3/15/22 (a)	65,000	68,088
Valvoline, Inc. 4.375% 8/15/25 (a)	90,000	90,787

See accompanying notes which are an integral part of the financial statements.

Annual Report	28

Nonconvertible Bonds – continued
	Principal Amount	Value
MATERIALS – continued
Chemicals – continued
Venator Finance Sarl / Venator Materials LLC 5.75% 7/15/25 (a)	$115,000	$117,875
W.R. Grace & Co.-Conn. 5.625% 10/1/24 (a)	100,000	108,500

		1,463,875

Metals & Mining – 0.3%
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(b)	200,000	232,000
Corp. Nacional del Cobre de Chile 4.50% 8/1/47 (a)	200,000	205,320
Corporacion Nacional del Cobre de Chile (Codelco) (Reg. S) 4.50% 8/13/23	200,000	217,522
Freeport-McMoRan, Inc. 3.55% 3/1/22	200,000	196,750

		851,592

TOTAL MATERIALS		2,315,467

REAL ESTATE – 4.2%
Equity Real Estate Investment Trusts (REITs) – 2.5%
American Tower Corp. 2.80% 6/1/20	100,000	101,867
Brixmor Operating Partnership LP:
3.25% 9/15/23	194,000	193,723
3.85% 2/1/25	100,000	100,170
3.875% 8/15/22	71,000	73,411
4.125% 6/15/26	490,000	497,166
CoreCivic, Inc. 5.00% 10/15/22	85,000	87,975
DDR Corp.:
3.625% 2/1/25	45,000	43,984
3.90% 8/15/24	35,000	35,429
4.25% 2/1/26	191,000	192,758
Digital Realty Trust LP:
3.40% 10/1/20	99,000	102,468
3.95% 7/1/22	376,000	398,975
4.75% 10/1/25	288,000	314,037
Duke Realty LP 3.75% 12/1/24	18,000	18,830
Equinix, Inc. 5.75% 1/1/25	200,000	215,000
Government Properties Income Trust 3.75% 8/15/19	180,000	182,687
HCP, Inc.:
3.875% 8/15/24	195,000	203,342
4.00% 6/1/25	870,000	911,674
Lexington Realty Trust 4.40% 6/15/24	415,000	421,521

	Principal Amount	Value
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 4.50% 9/1/26	$100,000	$101,750
MPT Operating Partnership LP / MPT Finance Corp. 5.50% 5/1/24	200,000	211,000
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	596,000	622,587
4.50% 1/15/25 to 4/1/27	1,411,000	1,438,831
4.75% 1/15/28	269,000	273,871
Regency Centers Corp. 3.75% 11/15/22	190,000	197,482
Retail Opportunity Investments Partnership LP 4.00% 12/15/24	11,000	10,760

		6,951,298

Real Estate Management & Development – 1.7%
Brandywine Operating Partnership LP 4.10% 10/1/24	1,065,000	1,082,367
CBRE Services, Inc. 5.00% 3/15/23	325,000	338,000
Corporate Office Properties LP:
5.00% 7/1/25	51,000	55,014
5.25% 2/15/24	1,103,000	1,198,600
Liberty Property LP:
3.75% 4/1/25	50,000	51,840
4.125% 6/15/22	440,000	466,039
Mack-Cali Realty LP 3.15% 5/15/23	435,000	415,134
Tanger Properties LP:
3.125% 9/1/26	96,000	91,298
3.75% 12/1/24	35,000	35,597
The Howard Hughes Corp. 5.375% 3/15/25 (a)	100,000	100,066
Ventas Realty LP:
3.125% 6/15/23	38,000	38,399
3.50% 2/1/25	453,000	460,023
3.75% 5/1/24	190,000	196,529
4.125% 1/15/26	34,000	35,781
WP Carey, Inc. 4.00% 2/1/25	182,000	186,040

		4,750,727

TOTAL REAL ESTATE		11,702,025

TELECOMMUNICATION SERVICES – 2.7%
Communications Equipment – 0.1%
Radiate Holdco LLC / Radiate Finance, Inc. 6.625% 2/15/25 (a)	200,000	197,750

See accompanying notes which are an integral part of the financial statements.

29	Annual Report

Fidelity Total Bond ETF

Investments – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – 1.5%
Altice Financing S.A. 7.50% 5/15/26 (a)	$200,000	$219,040
Altice Finco S.A. 8.125% 1/15/24 (a)	400,000	432,380
AT&T, Inc.:
2.45% 6/30/20	484,000	488,135
3.60% 2/17/23	171,000	176,200
6.30% 1/15/38	276,000	324,034
Intelsat Jackson Holdings S.A. 8.00% 2/15/24 (a)	200,000	215,310
Level 3 Financing, Inc. 5.625% 2/1/23	200,000	206,000
Qwest Corp.:
6.75% 12/1/21	130,000	142,634
6.875% 9/15/33	90,000	88,997
7.25% 9/15/25	90,000	100,155
SFR Group S.A. 7.375% 5/1/26 (a)	200,000	216,004
Telecom Italia SpA 5.303% 5/30/24 (a)	400,000	433,000
Verizon Communications, Inc.:
2.625% 2/21/20	337,000	343,880
3.45% 3/15/21	390,000	405,314
5.012% 8/21/54	220,000	216,298
5.50% 3/16/47	164,000	177,223

		4,184,604

Media – 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.464% 7/23/22	312,000	330,185
5.375% 5/1/47 (a)	255,000	260,312
DISH DBS Corp. 5.00% 3/15/23	300,000	309,840
Univision Communications, Inc. 5.125% 5/15/23 (a)	200,000	203,500
Ziggo Secured Finance BV 5.50% 1/15/27 (a)	200,000	206,250

		1,310,087

Wireless Telecommunication Services – 0.7%
Millicom International Cellular S.A. (Reg. S) 6.00% 3/15/25	300,000	321,060
Sable International Finance Ltd. 6.875% 8/1/22 (a)	100,000	107,625
Sprint Corp.:
7.125% 6/15/24	200,000	220,000
7.875% 9/15/23	390,000	445,626
Telesat Canada / Telesat LLC 8.875% 11/15/24 (a)	200,000	224,000

	Principal Amount	Value
T-Mobile USA, Inc.:
5.125% 4/15/25	$300,000	$315,090
6.375% 3/1/25	245,000	263,834

		1,897,235

TOTAL TELECOMMUNICATION SERVICES		7,589,676

UTILITIES – 1.6%
Electric Utilities – 1.2%
Dynegy, Inc.:
7.375% 11/1/22	100,000	103,500
8.00% 1/15/25 (a)	100,000	102,875
Emera US Finance LP:
2.15% 6/15/19	37,000	37,055
2.70% 6/15/21	36,000	36,371
3.55% 6/15/26	57,000	58,076
Exelon Corp.:
2.85% 6/15/20	440,000	449,667
3.95% 6/15/25	100,000	105,571
FirstEnergy Corp.:
4.25% 3/15/23	1,080,000	1,146,040
7.375% 11/15/31	440,000	593,824
InterGen N.V. 7.00% 6/30/23 (a)	90,000	88,200
IPALCO Enterprises, Inc.:
3.45% 7/15/20	154,000	155,540
3.70% 9/1/24 (a)	100,000	100,858
NSG Holdings LLC / NSG Holdings, Inc. 7.75% 12/15/25 (a)	202,480	218,172
The Cleveland Electric Illuminating Co. 5.95% 12/15/36	139,000	170,654

		3,366,403

Independent Power and Renewable Electricity Producers – 0.1%
NRG Energy, Inc. 6.25% 5/1/24	125,000	129,375
The AES Corp. 4.875% 5/15/23	125,000	127,813

		257,188

Multi-Utilities – 0.3%
Dominion Energy, Inc. 3 month U.S. LIBOR + 2.300% 3.596% 9/30/66 (b)(c)	22,000	20,172
DPL, Inc. 7.25% 10/15/21	650,000	706,875
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	90,000	94,500
Sempra Energy 6.00% 10/15/39	106,000	136,825

		958,372

TOTAL UTILITIES		4,581,963

TOTAL NONCONVERTIBLE BONDS (Cost $97,689,243)		99,872,443

See accompanying notes which are an integral part of the financial statements.

Annual Report	30

U.S Government Agency – Mortgage Securities – 15.1%
	Principal Amount	Value
Fannie Mae – 8.8%
Fannie Mae:
3.00% 10/1/28 to 12/1/46	$7,568,523	$7,708,849
3.00% 9/1/32 (d)	1,900,000	1,961,688
3.50% 9/1/29 to 4/1/47	5,416,551	5,642,657
4.00% 9/1/41 to 10/1/46	4,208,993	4,463,362
4.00% 9/1/47 (d)	100,000	105,653
4.50% 8/1/33 to 3/1/47	1,155,265	1,254,786
4.50% 9/1/47 (d)	500,000	537,844
5.00% 2/1/38 to 1/1/44	1,707,385	1,878,537
5.50% 6/1/38 to 11/1/38	716,064	793,978
6.00% 7/1/37	321,675	365,973

TOTAL FANNIE MAE		24,713,327

Freddie Mac – 3.1%
Freddie Mac:
2.50% 7/1/31	82,086	83,342
3.00% 10/1/28 to 1/1/47	2,075,477	2,109,492
3.50% 3/1/32 to 9/1/46	3,344,601	3,489,669
4.00% 5/1/37 to 1/1/45	2,050,407	2,183,764
4.50% 1/1/42	582,573	630,444
5.00% 2/1/38	244,537	268,143
5.50% 6/1/41	49,212	54,755

TOTAL FREDDIE MAC		8,819,609

Ginnie Mae – 3.2%
Ginnie Mae:
3.00% 12/20/42 to 2/20/47	3,672,977	3,753,179
3.50% 12/20/41 to 7/20/46	2,527,872	2,650,822
3.50% 9/1/47 (d)	600,000	625,647
4.00% 12/15/40 to 11/20/45	1,568,440	1,666,672
4.50% 5/20/41 to 2/20/44	150,684	162,625

TOTAL GINNIE MAE		8,858,945

TOTAL U.S GOVERNMENT AGENCY – MORTGAGE SECURITIES (Cost $42,376,352)		42,391,881

Collateralized Mortgage Obligations – 1.6%

PRIVATE SPONSOR – 1.6%
Banc of America Commercial Mortgage Trust Series 2007-5, Class A1A 5.361% 2/10/51	325,604	325,383
BBCMS Trust Series 2015-RRI, Class C 1 month U.S. LIBOR + 2.150% 3.377% 5/15/32 (a)(b)(c)	500,000	501,062

	Principal Amount	Value
BBCMS Trust Series 2015-RRI, Class D 1 month U.S. LIBOR + 3.000% 4.227% 5/15/32 (a)(b)(c)	$500,000	$500,238
Citigroup Mortgage Loan Trust Series 2010-4, Class 4A5 5.00% 10/25/35 (a)	13,516	13,635
Commercial Mortgage Loan Trust Series 2008-LS1, Class A1A 6.372% 12/10/49 (b)	261,781	261,588
CSMC Series 2015-TOWN, Class B 1 month U.S. LIBOR + 1.900% 3.127% 3/15/28 (a)(b)(c)	14,000	13,999
CSMC Series 2015-TOWN, Class C 1 month U.S. LIBOR + 2.250% 3.477% 3/15/28 (a)(b)(c)	13,000	13,003
CSMC Series 2015-TOWN, Class D 1 month U.S. LIBOR + 3.200% 4.427% 3/15/28 (a)(b)(c)	20,000	20,000
CSMC Series 2015-TOWN, Class E 1 month U.S. LIBOR + 4.150% 5.377% 3/15/28 (a)(b)(c)	101,000	101,126
GAHR Commericial Mortgage Trust Series 2015-NRF, Class BFX 3.495% 12/15/34 (a)(b)	1,050,000	1,074,903
GAHR Commericial Mortgage Trust Series 2015-NRF, Class DFX 3.495% 12/15/34 (a)(b)	1,283,000	1,300,584
MSCG Trust Series 2016-SNR, Class A 3.46% 11/15/34 (a)(b)	205,000	207,104
MSCG Trust Series 2016-SNR, Class B 4.181% 11/15/34 (a)	72,000	73,274
MSCG Trust Series 2016-SNR, Class C 5.205% 11/15/34 (a)	51,000	52,630

TOTAL PRIVATE SPONSOR		4,458,529

U.S. GOVERNMENT AGENCY – 0.0%
Ginnie Mae Series 2015-H21, Class JA 2.50% 6/20/65 (e)	116,524	117,393

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,590,715)		4,575,922

See accompanying notes which are an integral part of the financial statements.

31	Annual Report

Fidelity Total Bond ETF

Investments – continued

Municipal Securities – 1.3%
	Principal Amount	Value
Chicago Gen. Oblig. (Taxable Proj.) Series 2011-C1, 7.781% 1/1/35	$90,000	$106,348
Chicago Gen. Oblig. (Taxable Proj.) Series 2014-B, 6.314% 1/1/44	170,000	182,257
Illinois Gen. Oblig. Series 2003:
4.35% 6/1/18	14,000	14,165
4.95% 6/1/23	905,000	941,055
5.10% 6/1/33	1,560,000	1,567,410
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	10,000	10,166
5.877% 3/1/19	30,000	31,220
State of California:
7.30% 10/1/39	450,000	667,768
7.50% 4/1/34	100,000	147,399

TOTAL MUNICIPAL SECURITIES (Cost $3,579,581)		3,667,788

Foreign Government and Government Agency Obligations – 1.0%

Banco Nacional de Desenvolvimento Economico e Social (Reg. S):
4.00% 4/14/19	600,000	611,772
5.50% 7/12/20	200,000	210,900
Brazilian Government International Bond 4.875% 1/22/21	1,000,000	1,065,690
Dominican Republic International Bond 5.950% 1/25/27 (a)	250,000	271,250
Dominican Republic International Bond (Reg. S) 5.500% 1/27/25	400,000	424,000
Republic of Belarus International Bond (Reg. S) 8.950% 1/26/18	250,000	255,943

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,769,859)		2,839,555

Asset-Backed Securities – 0.7%

AASET Trust Series 2017-1A, Class A 3.967% 5/16/42 (a)	1,144,337	1,162,802
Blackbird Capital Aircraft Lease Securitization Ltd. Series 2016-1A, Class A 4.213% 12/16/41 (a)(b)	359,401	372,388

	Principal Amount	Value
Thunderbolt Aircraft Lease Ltd. Series 2017-A, Class A 4.212% 5/17/32 (a)(b)	$245,536	$254,028

TOTAL ASSET-BACKED SECURITIES (Cost $1,749,264)		1,789,218

Money Market Funds – 4.2%
	Shares
Fidelity Cash Central Fund, 1.11% (f) (Cost $11,642,185)	11,640,679	11,643,007

TOTAL INVESTMENT IN SECURITIES – 100.8% (Cost $279,461,189)		282,557,386

NET OTHER ASSETS (LIABILITIES) – (0.8%)		(2,142,963)

NET ASSETS – 100.0%		$280,414,423

TBA Sale Commitments
	Principal Amount
Fannie Mae
3.50% 9/1/47	$(600,000)	(621,644)

TOTAL TBA SALE COMMITMENTS (Proceeds $620,180)		$(621,644)

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,974,835 or 9.3% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(e)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(f)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

See accompanying notes which are an integral part of the financial statements.

Annual Report	32

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$78,043

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Treasury Obligations	$115,777,572	$—	$115,777,572	$—
Corporate Bonds	99,872,443	—	99,872,443	—
U.S Government Agency - Mortgage Securities	42,391,881	—	42,391,881	—
Collateralized Mortgage Obligations	4,575,922	—	4,575,922	—
Municipal Securities	3,667,788	—	3,667,788	—
Foreign Government and Government Agency Obligations	2,839,555	—	2,839,555	—
Asset-Backed Securities	1,789,218	—	1,789,218	—
Money Market Funds	11,643,007	11,643,007	—	—

Total Investments in Securities:	$282,557,386	$11,643,007	$270,914,379	$—

Other Financial Instruments:
TBA Sale Commitments	$(621,644)	$—	$(621,644)	$—

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	91.0
Netherlands	1.8
Mexico	1.4
United Kingdom	1.3
Luxembourg	1.1
Canada	1.0
Others (Individually Less Than 1%)	3.2

100.8%

See accompanying notes which are an integral part of the financial statements.

33	Annual Report

Financial Statements

Statements of Assets and Liabilities
August 31, 2017
	Fidelity Corporate Bond ETF	Fidelity Limited Term Bond ETF	Fidelity Total Bond ETF
Assets
Investments in securities, at value – See accompanying schedule:
Unaffiliated issuers	$62,467,491	$102,914,634	$270,914,379
Fidelity Central Funds	1,081,343	695,805	11,643,007

Total Investments in Securities	$63,548,834	$103,610,439	$282,557,386
Cash	19,965	—	16,650
Receivable for investments sold
Regular delivery	—	1,699,241	3,360,058
Delayed delivery	—	—	937,205
Interest receivable	575,331	600,209	1,799,544

Total assets	64,144,130	105,909,889	288,670,843

Liabilities
Due to custodian	—	11,351	—
Payable for investments purchased
Regular delivery	258,193	1,988,697	3,394,295
Delayed delivery	—	—	3,541,532
TBA sale commitments, at value (proceeds $-, $- and $620,180, respectively)	—	—	621,644
Distributions payable	151,250	145,550	594,064
Accrued management fees	23,827	38,881	104,885

Total liabilities	433,270	2,184,479	8,256,420

Net Assets	$63,710,860	$103,725,410	$280,414,423

Net Assets consist of:
Paid in capital	62,851,694	104,417,318	278,750,734
Undistributed (distributions in excess of) net investment income	424	(142,595)	(594,420)
Accumulated undistributed net realized gain (loss) on investments	(599,005)	(849,020)	(836,624)
Net unrealized appreciation (depreciation) on investments and TBA sale commitments	1,457,747	299,707	3,094,733

Net Assets	$63,710,860	$103,725,410	$280,414,423

Shares outstanding	1,250,000	2,050,000	5,552,000

Net Asset Value, offering price and redemption price per share	$50.97	$50.60	$50.51

Investments at cost – Unaffiliated issuers	$61,009,774	$102,614,940	$267,819,004
Investments at cost – Fidelity Central Funds	1,081,313	695,792	11,642,185

Investments at cost	$62,091,087	$103,310,732	$279,461,189

See accompanying notes which are an integral part of the financial statements.

Annual Report	34

Statements of Operations
For the year ended August 31, 2017
	Fidelity Corporate Bond ETF	Fidelity Limited Term Bond ETF	Fidelity Total Bond ETF
Investment Income
Interest	$1,598,510	$2,952,815	$6,725,222
Income from Fidelity Central Funds	13,820	17,587	78,043

Total income	1,612,330	2,970,402	6,803,265

Expenses
Management fees	217,760	676,313	1,054,432
Independent trustees’ compensation	182	608	880
Miscellaneous	136	503	620

Total expenses before reductions	218,078	677,424	1,055,932
Expense reductions	(201)	(694)	(502)

Total expenses	217,877	676,730	1,055,430

Net investment income (loss)	1,394,453	2,293,672	5,747,835

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(275,134)	(849,148)	(700,173)
Net realized gain (loss) on Fidelity Central Funds	420	1,002	667
Net realized gain (loss) on In-kind redemptions	—	(517,475)	—

Total net realized gain (loss)	(274,714)	(1,365,621)	(699,506)

Change in net unrealized appreciation (depreciation) on investment securities	444,364	(674,755)	615,782
Change in net unrealized appreciation (depreciation) on Fidelity Central Funds	30	13	822
Change in net unrealized appreciation (depreciation) on TBA sale commitments	—	—	(1,464)

Total change in net unrealized appreciation (depreciation)	444,394	(674,742)	615,140

Net gain (loss)	169,680	(2,040,363)	(84,366)

Net increase (decrease) in net assets resulting from operations	$1,564,133	$253,309	$5,663,469

See accompanying notes which are an integral part of the financial statements.

35	Annual Report

Financial Statements – continued

Statements of Changes in Net Assets
	Fidelity Corporate Bond ETF		Fidelity Limited Term Bond ETF

	Year ended August 31, 2017	Year ended August 31, 2016	Year ended August 31, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,394,453	$964,158	$2,293,672	$2,131,311
Net realized gain (loss)	(274,714)	(324,291)	(1,365,621)	1,042,134
Change in net unrealized appreciation (depreciation)	444,394	2,008,502	(674,742)	1,295,536

Net increase (decrease) in net assets resulting from operations	1,564,133	2,648,369	253,309	4,468,981

Distributions to shareholders from net investment income	(1,393,000)	(963,800)	(2,390,750)	(2,196,100)
Distributions to shareholders from net realized gain	—	(112,800)	(270,000)	—
Return of capital	—	—	—	—

Total distributions	(1,393,000)	(1,076,600)	(2,660,750)	(2,196,100)

Share transactions
Proceeds from sales of shares	22,580,772	12,606,374	157,030,081	467,363,470
Cost of shares redeemed	—	(2,371,549)	(185,655,781)	(382,285,392)

Net increase (decrease) in net assets resulting from share transactions	22,580,772	10,234,825	(28,625,700)	85,078,078

Total increase (decrease) in net assets	22,751,905	11,806,594	(31,033,141)	87,350,959

Net Assets
Beginning of year	40,958,955	29,152,361	134,758,551	47,407,592

End of year	$63,710,860	$40,958,955	$103,725,410	$134,758,551

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$424	$(1,029)	$(142,595)	$(44,345)

Other Information
Shares
Sold	450,000	250,000	3,100,000	9,300,000
Redeemed	—	(50,000)	(3,700,000)	(7,600,000)

Net increase (decrease)	450,000	200,000	(600,000)	1,700,000

See accompanying notes which are an integral part of the financial statements.

Annual Report	36

Statements of Changes in Net Assets

	Fidelity Total Bond ETF

	Year ended August 31, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,747,835	$4,000,819
Net realized gain (loss)	(699,506)	351,884
Change in net unrealized appreciation (depreciation)	615,140	5,129,572

Net increase (decrease) in net assets resulting from operations	5,663,469	9,482,275

Distributions to shareholders from net investment income	(6,113,660)	(4,227,622)
Distributions to shareholders from net realized gain	—	—
Return of capital	(68,676)	—

Total distributions	(6,182,336)	(4,227,622)

Share transactions
Proceeds from sales of shares	108,035,520	89,877,016
Cost of shares redeemed	—	(27,848,236)

Net increase (decrease) in net assets resulting from share transactions	108,035,520	62,028,780

Total increase (decrease) in net assets	107,516,653	67,283,433

Net Assets
Beginning of year	172,897,770	105,614,337

End of year	$280,414,423	$172,897,770

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(594,420)	$(228,595)

Other Information
Shares
Sold	2,150,000	1,800,000
Redeemed	—	(550,000)

Net increase (decrease)	2,150,000	1,250,000

See accompanying notes which are an integral part of the financial statements.

37	Annual Report

Financial Statements – continued

Financial Highlights
	Fidelity Corporate Bond ETF
	Year ended August 31, 2017		Year ended August 31, 2016	Year ended August 31, 2015A
Selected Per-Share Data
Net asset value, beginning of period	$51.20		$48.59	$50.06

Income from Investment Operations
Net investment income (loss)B	1.444		1.587	1.342
Net realized and unrealized gain (loss)	(0.243	)C	2.805	(1.448)

Total from investment operations	1.201		4.392	(0.106)

Distributions from net investment income	(1.431)		(1.594)	(1.364)
Distributions from net realized gain	—		(0.188)	—

Total distributions	(1.431)		(1.782)	(1.364)

Net asset value, end of period	$50.97		$51.20	$48.59

Total ReturnD,E	2.43%		9.30%	(0.26%)
Ratios to Average Net AssetsF,G
Expense before reductions	.45%		.45%	.45	%H
Expenses net of fee waivers, if any	.45%		.45%	.45	%H
Expenses net of all reductions	.45%		.45%	.45	%H
Net investment income (loss)	2.87%		3.24%	2.96	%H
Supplemental Data
Net assets, end of period (000 omitted)	$63,711		$40,959	$29,152
Portfolio turnover rateI	29%		37%	28	%J,K

A	For the period October 6, 2014 (commencement of operations) to August 31, 2015.

B	Calculated based on average shares outstanding during the period.

C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

D	Total returns for periods of less than one year are not annualized.

E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

G	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

H	Annualized.

I	Amount does not include the portfolio activity of any underlying funds.

J	Amount not annualized.

K	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report	38

Financial Highlights
	Fidelity Limited Term Bond ETF
	Year ended August 31, 2017	Year ended August 31, 2016	Year ended August 31, 2015A
Selected Per-Share Data
Net asset value, beginning of period	$50.85	$49.90	$50.06

Income from Investment Operations
Net investment income (loss)B	0.767	0.681	0.623
Net realized and unrealized gain (loss)	(0.131)	0.990	(0.012)

Total from investment operations	0.636	1.671	0.611

Distributions from net investment income	(0.836)	(0.721)	(0.771)
Distributions from net realized gain	(0.050)	—	—

Total distributions	(0.886)	(0.721)	(0.771)

Net asset value, end of period	$50.60	$50.85	$49.90

Total ReturnC,D	1.27%	3.37%	1.22%
Ratios to Average Net AssetsE,F
Expense before reductions	.45%	.45%	.45	%G
Expenses net of fee waivers, if any	.45%	.45%	.45	%G
Expenses net of all reductions	.45%	.45%	.45	%G
Net investment income (loss)	1.54%	1.35%	1.37	%G
Supplemental Data
Net assets, end of period (000 omitted)	$103,725	$134,759	$47,408
Portfolio turnover rateH,I	206%	265%	312	%J

A	For the period October 6, 2014 (commencement of operations) to August 31, 2015.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Annualized.

H	Amount does not include the portfolio activity of any underlying funds.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

J	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

39	Annual Report

Financial Statements – continued

Financial Highlights
	Fidelity Total Bond ETF
	Year ended August 31, 2017	Year ended August 31, 2016		Year ended August 31, 2015A
Selected Per-Share Data
Net asset value, beginning of period	$50.82	$49.08		$50.00

Income from Investment Operations
Net investment income (loss)B	1.225	1.463		1.403
Net realized and unrealized gain (loss)	(0.242)	1.813		(0.975)

Total from investment operations	0.983	3.276		0.428

Distributions from net investment income	(1.279)	(1.536)		(1.348)
Return of capital	(0.014)	—		—

Total distributions	(1.293)	(1.536)		(1.348)

Net asset value, end of period	$50.51	$50.82		$49.08

Total ReturnC,D	1.99%	6.84%		0.83%
Ratios to Average Net AssetsE,F
Expense before reductions	.45%	.45%		.45	%G
Expenses net of fee waivers, if any	.45%	.45%		.45	%G
Expenses net of all reductions	.45%	.45%		.45	%G
Net investment income (loss)	2.45%	2.98%		3.10	%G
Supplemental Data
Net assets, end of period (000 omitted)	$280,414	$172,898		$105,614
Portfolio turnover rateH	128%	158	%I	276	%J

A	For the period October 6, 2014 (commencement of operations) to August 31, 2015.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Annualized.

H	Amount does not include the portfolio activity of any underlying funds.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

J	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report	40

Notes to Financial Statements

For the year ended August 31, 2017

1. Organization.

Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF (the Funds) are exchange-traded funds of Fidelity Merrimack Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. Each Fund’s Schedule of Investments lists each of the Fidelity Central Funds held as of year end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management Inc. (FIMM) an affiliate of Fidelity Management & Research Company (FMR). Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which are not covered by the Funds’ Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the FairValue Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value each Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

41	Annual Report

Notes to Financial Statements – continued

3. Significant Accounting Policies – continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of Investments by input level, as of August 31, 2017, is included at the end of each Fund’s Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statements of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2017 each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to redemptions in kind, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

For the period ended August 31, 2017, the Fidelity Total Bond ETF distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives as applicable, for federal income tax purposes were as follows:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Corporate Bond ETF	$62,125,738	$1,561,084	$(137,988)	$1,423,096
Fidelity Limited Term Bond ETF	103,310,945	492,026	(192,532)	299,494
Fidelity Total Bond ETF	279,474,135	4,255,797	(1,174,010)	3,081,787

Annual Report	42

3. Significant Accounting Policies – continued

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Corporate Bond ETF	$424	$(564,354)	$1,423,096
Fidelity Limited Term Bond ETF	—	(848,807)	299,494
Fidelity Total Bond ETF	—	(824,034)	3,081,787

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment.

	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity Corporate Bond ETF	$(134,504)	$(429,850)	$(546,354)
Fidelity Limited Term Bond ETF	(839,640)	(9,167)	(848,807)
Fidelity Total Bond ETF	(629,036)	(194,998)	(824,034)

The tax character of distributions paid was as follows:

August 31, 2017
	Ordinary income	Long-term capital gain	Tax return of capital	Total
Fidelity Corporate Bond ETF	$1,393,000	$—	$—	$1,393,000
Fidelity Limited Term Bond ETF	2,660,750	—	—	2,660,750
Fidelity Total Bond ETF	6,113,660	—	68,676	6,182,336

August 31, 2016
	Ordinary income	Long-term capital gain	Tax return of capital	Total
Fidelity Corporate Bond ETF	$1,076,600	$—	$—	$1,076,600
Fidelity Limited Term Bond ETF	2,196,100	—	—	2,196,100
Fidelity Total Bond ETF	4,227,622	—	—	4,227,622

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund’s Schedule of Investments.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, certain Funds transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve

43	Annual Report

Notes to Financial Statements – continued

3. Significant Accounting Policies – continued

the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to each Fund’s portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, were as follows:

	Purchases	Sales
Fidelity Corporate Bond ETF	$29,822,010	$9,511,001
Fidelity Limited Term Bond ETF	113,210,942	52,328,958
Fidelity Total Bond ETF	53,423,827	31,792,521

Securities received or delivered in-kind through subscriptions and redemptions were as follows:

	In-kind Subscriptions	In-kind Redemptions
Fidelity Corporate Bond ETF	$—	$—
Fidelity Limited Term Bond ETF	5,580,989	104,909,056
Fidelity Total Bond ETF	—	—

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .45% of each Fund’s average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense and taxes. The management fee is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statements of Operations, and are as follows:

Amount
Fidelity Corporate Bond ETF	$136
Fidelity Limited Term Bond ETF	503
Fidelity Total Bond ETF	620

During the period, the Funds did not borrow on this line of credit.

Annual Report	44

7. Expense Reductions.

Through arrangements with each applicable Fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund’s management fee. During the period, these credits reduced management fees by the following amounts:

Amount
Fidelity Corporate Bond ETF	$201
Fidelity Limited Term Bond ETF	694
Fidelity Total Bond ETF	502

8. Share Transactions.

The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

9. Other.

The Funds’ organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

10. Credit Risk.

The Funds may invest a portion of their assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

45	Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of the Fidelity Merrimack Street Trust and the Shareholders of Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF (the “Funds”) as of August 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures include confirmation of securities owned as of August 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, MA

October 20, 2017

Annual Report	46

Premium/Discount Analysis (Unaudited)

Shares of each fund are listed on NYSE Arca and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund’s NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on NYSE Arca.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund’s NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between each fund’s daily closing market price and each fund’s NAV.

Fidelity Corporate Bond ETF

Period Ended August 31, 2017

From commencement of operations* to August 31, 2017	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	117	16.03%	310	42.47%
25 – <50	39	5.34%	219	30.00%
50 – <75	2	0.27%	38	5.21%
75 – <100	0	—	3	0.41%
100 or above	0	—	2	0.27%
Total	158	21.64%	572	78.36%

*	From October 9, 2014, date initially listed on the NYSE ARCA exchange.

Fidelity Limited Term Bond ETF

Period Ended August 31, 2017

From commencement of operations* to August 31, 2017	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	210	28.77%	332	45.48%
25 – <50	19	2.60%	154	21.10%
50 – <75	3	0.41%	12	1.64%
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	232	31.78%	498	68.22%

*	From October 9, 2014, date initially listed on the NYSE ARCA exchange.

Fidelity Total Bond ETF

Period Ended August 31, 2017

From commencement of operations* to August 31, 2017	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	72	9.86%	309	42.33%
25 – <50	4	0.55%	305	41.78%
50 – <75	0	—	36	4.93%
75 – <100	0	—	4	0.55%
100 or above	0	—	0	—
Total	76	10.41%	654	89.59%

*	From October 9, 2014, date initially listed on the NYSE ARCA exchange.

47	Annual Report

Trustees and Officers (Unaudited)

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund’s activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund’s performance. Each of the Trustees oversees 246 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees’ commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board’s conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds’ Board oversees Fidelity’s investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity’s high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds’ activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds’ business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and

Annual Report	48

activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds’ exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board’s committees has responsibility for overseeing different aspects of the funds’ activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board’s oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds’ Chief Compliance Officer (CCO), FMR’s internal auditor, the independent accountants, the funds’ Treasurer and portfolio management personnel, make periodic reports to the Board’s committees, as appropriate, including an annual review of Fidelity’s risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under “Standing Committees of the Trustees.”

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2012
Trustee
Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

*	Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+	The information includes the Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee’s qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

49	Annual Report

Trustees and Officers (Unaudited) – continued

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
John Engler (1948)
Year of Election or Appointment: 2014
Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2012
Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2013
Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2013
Trustee
Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2013
Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)
Year of Election or Appointment: 2013
Trustee
Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Annual Report	50

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

+	The information includes the Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee’s qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2017
Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)
Year of Election or Appointment: 2015
Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity’s Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr.Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2013
Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2013
Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin’ Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

51	Annual Report

Trustees and Officers (Unaudited) – continued

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013
President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014
Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)
Year of Election or Appointment: 2016
Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)
Year of Election or Appointment: 2017
Assistant Treasurer
Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2017
Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as Chief Investment Officer of FMR’s Bond Group (2017-present) and is an employee of Fidelity Investments (2001-present).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015
Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014
Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity’s Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Annual Report	52

Name, Year of Birth; Principal Occupation
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)
Year of Election or Appointment: 2016
Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)
Year of Election or Appointment: 2016
Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)
Year of Election or Appointment: 2015
Vice President of Fidelity’s Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR’s Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity’s Bond Funds (2010-2012).

53	Annual Report

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

For each fund, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

For each fund, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During PeriodB March 1, 2017 to August 31, 2017
Fidelity Corporate Bond ETF	0.45%
Actual		$1,000.00	$1,036.30	$2.31
HypotheticalC		$1,000.00	$1,022.94	$2.29
Fidelity Limited Term Bond ETF	0.45%
Actual		$1,000.00	$1,015.50	$2.29
HypotheticalC		$1,000.00	$1,022.94	$2.29
Fidelity Total Bond ETF	0.45%
Actual		$1,000.00	$1,026.50	$2.30
HypotheticalC		$1,000.00	$1,022.94	$2.29

A	Annualized expense ratio reflects expenses net of applicable fee waivers.

B	Expense are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

C	5% return per year before expenses.

Annual Report	54

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities.

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Corporate Bond ETF	10/02/17	09/28/17	$0.119	$0.00
Fidelity Limited Term Bond ETF	10/02/17	09/28/17	$0.072	$0.00
Fidelity Total Bond ETF	10/02/17	09/28/17	$0.095	$0.00

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Corporate Bond ETF	5%
Fidelity Limited Term Bond ETF	8%
Fidelity Total Bond ETF	17%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2017 to August 31, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fidelity Corporate Bond ETF	$804,754
Fidelity Limited Term Bond ETF	$1,158,064
Fidelity Total Bond ETF	$5,095,610

The funds will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

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FIXETF-ANN-1017 818367.1.0 1.9864852.102	Corporate Headquarters 245 Summer St., Boston, MA 02210 www.fidelity.com

Item 2.    Code of Ethics

As of the end of the period, August 31, 2017, Fidelity Merrimack Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.    Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.    Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF (the “Funds”):

Services Billed by PwC

August 31, 2017 FeesA

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond ETF	$39,000	$3,000	$2,800	$2,600
Fidelity Limited Term Bond ETF	$59,000	$4,400	$3,700	$3,800
Fidelity Total Bond ETF	$63,000	$4,200	$3,700	$4,000

August 31, 2016 FeesA,B

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond ETF	$72,000	$5,800	$2,800	$2,900
Fidelity Limited Term Bond ETF	$107,000	$8,200	$3,700	$4,100
Fidelity Total Bond ETF	$101,000	$7,800	$3,700	$3,900

A	Amounts may reflect rounding.
B	Certain amounts have been reclassified to align with current period presentation.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2017A	August 31, 2016A,B
Audit-Related Fees	$9,815,000	$5,530,000
Tax Fees	$105,000	$10,000
All Other Fees	$—	$—

A	Amounts may reflect rounding.
B	Certain amounts have been reclassified to align with current period presentation.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund’s financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

*        *        *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	August 31, 2017A	August 31, 2016A,B
PwC	$12,995,000	$6,570,000

A	Amounts may reflect rounding.
B	Certain amounts have been reclassified to align with current period presentation.

The trust’s Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.    Audit Committee of Listed Registrants

The Board of Trustees of Fidelity Merrimack Street Trust has established a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. As of August 31, 2016, the members of the audit committee were Elizabeth S. Acton, John Engler, Albert R. Gamper, Jr., Robert F. Gartland, Arthur E. Johnson, Michael E. Kenneally, James H. Keyes, Marie L. Knowles and Mark A. Murray.

Item 6.    Investments

(a)           Not applicable.

(b)           Not applicable

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.    Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.    Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.    Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.    Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Merrimack Street Trust

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 26, 2017

By:	/s/ Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 26, 2017